UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 04/30/2015

Item 1 – Report to Stockholders

APRIL 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock LifePath® Active Funds of BlackRock Funds II

„  BlackRock LifePath® Active Retirement Fund

„  BlackRock LifePath® Active 2020 Fund

„  BlackRock LifePath® Active 2025 Fund

„  BlackRock LifePath® Active 2030 Fund

„  BlackRock LifePath® Active 2035 Fund

„  BlackRock LifePath® Active 2040 Fund

„  BlackRock LifePath® Active 2045 Fund

„  BlackRock LifePath® Active 2050 Fund

„  BlackRock LifePath® Active 2055 Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK FUNDS II	APRIL 30, 2015

The Markets in Review

Dear Shareholder,

Financial market performance was generally positive for the 6- and 12-month periods ended April 30, 2015, although volatility increased from the remarkably low levels seen in recent years. In 2014, as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market.

Around mid-year, however, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. As the U.S. economy continued to post stronger data, investors grew concerned that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets during this period even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a sell off in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became attractive as compared to international sovereign debt.

Equity markets reversed in 2015, with U.S. stocks underperforming international markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. The continued appreciation of the dollar was an additional headwind for exporters. Although U.S. economic momentum had broadly weakened, the labor market – a key determinant for the Fed’s decision on the future of interest rate policy – showed improvement, keeping investors on edge about when to expect the first rate hike.

In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. The ECB’s asset purchase program was the largest in scale and effect on the markets. Global sentiment improved with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the eurozone. Emerging market stocks rebounded in April as oil prices appeared to stabilize.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.40%	12.98%
U.S. small cap equities (Russell 2000® Index)	4.65	9.71
International equities (MSCI Europe, Australasia, Far East Index)	6.81	1.66
Emerging market equities (MSCI Emerging Markets Index)	3.92	7.80
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.59	8.03
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.06	4.46
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.27	4.86
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.52	2.59

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of April 30, 2015	LifePath® Active Funds

Investment Objective

The BlackRock LifePath® Active Funds’ (the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective March 31, 2015, the LifePath® Active Portfolios changed their names to the BlackRock LifePath® Active Funds. Please see page 82 of the Notes to Financial Statements.

Portfolio Management Commentary

How did the Funds perform?

•

For the six-month period ended April 30, 2015, the BlackRock LifePath® Active Retirement Fund outperformed its custom benchmark and its primary benchmark, the Barclays U.S. Aggregate Bond Index. For the same period, the Fund with target date of 2020 outperformed its custom benchmark while underperforming the primary benchmark, the Russell 1000® Index. The Funds with target dates of 2025 and 2030 outperformed their custom benchmark, with the exception of the Investor A and Class R Shares of the 2025 Fund and Class R Shares of the 2030 Fund, while underperforming the primary benchmark, the Russell 1000® Index. The Funds with target dates of 2035, 2040, 2045, 2050 and 2055 underperformed both their custom benchmarks and their primary benchmark, the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

•

At a broad asset allocation level, the Funds with larger equity weightings performed better relative to their respective custom benchmarks. Within equities, a tilt toward Europe and Japan aided performance, supported by loose monetary policies and, more recently, strengthening economic data. An overweight in domestic equities contributed to performance in late 2014 given the combination of solid economic activity and expectations for gradually normalizing financial conditions. On a U.S. sector basis, the Funds benefited from overweights in information technology and health care. Within the Funds that hold fixed income, an allocation to the BlackRock Total Return Fund added value, outperforming the broad fixed income market as gauged by the Barclays U.S. Aggregate Bond Index.

•

The Funds’ performance is directly impacted by the performance of the underlying Funds that were used. During the period, performance was negatively impacted by allocations to the BlackRock Equity Dividend Fund and BlackRock Large Cap Growth Fund, which underperformed their respective benchmarks. With respect to tactical positioning, exposure to the U.S. energy sector weighed on performance as commodity-

exposed assets sold-off, particularly after OPEC’s decision to maintain existing production targets in the fourth quarter of 2014. Additionally, a modest underweight in real estate detracted as real estate investment trusts edged higher, driven by investors’ thirst for yield. Within fixed income, an underweight stance with respect to duration (a measure of sensitivity to changes in market interest rate levels) detracted, as interest rates declined during the period.

•	During the period, the Funds used derivatives in executing its investment strategy. The use of derivatives did not have a material impact on performance.

Describe recent portfolio activity.

•

During the period, the Funds shifted from domestic to international developed market equities following a disappointing fourth quarter earnings season and signs of a slowdown in U.S. economic momentum. Most notably, allocations to Europe and Japan were increased on the basis of relatively attractive valuations and supportive policy backdrops. During the period, the Funds captured profits on underweights in both the Japanese yen and the euro versus the dollar, following substantial depreciation of both currencies and signs of stabilizing growth in those regions. Additionally, the duration profile of the Funds was reduced in anticipation of a gradual rise in U.S. interest rates, particularly with respect to shorter maturities.

Describe the Funds’ positioning at period end.

•

As of period end, each Fund remained overweight in equity relative to its respective custom benchmark and underweight in fixed income, based on the view that improving economic growth and accommodative global monetary policy would continue to create a favorable backdrop for equities. With equity markets increasingly driven by diverging economic and monetary policies, the Funds maintained overweights in European and Japanese equities, coupled with an underweight in domestic equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	APRIL 30, 2015

Glidepath Evolution

Under normal circumstances, the asset allocation of each

BlackRock LifePath® Active Fund (the “LifePath® Active Fund” or “each LifePath® Active Fund”) will change over time according to a “glidepath” as each of the LifePath® Active Funds approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each LifePath® Active Fund’s asset mix becomes more conservative both prior to and after retirement - as time elapses. This reflects the need for reduced investment risks and lower volatility of each LifePath® Active Fund as retirement approaches, which may be a primary source of retirement income. As each LifePath® Active Fund approaches its target date, its asset allocation will shift so that each LifePath® Active Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath® Active Fund, and determine whether any changes are required to enable each LifePath® Active Fund to achieve its investment objective.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each LifePath® Active Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath® Active Fund. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each LifePath® Active Fund or achieve each LifePath® Active Fund’s investment objective.

BLACKROCK FUNDS II	APRIL 30, 2015	5

BlackRock LifePath® Active Retirement Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 4/30/15	51.6	N/A	N/A	20.7	3.8	10.8	0.5	3.8	8.8

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.15%	5.67%	N/A	7.86%	N/A	5.26%	N/A
Investor A	2.78	5.12	(0.40)%	7.52	6.37%	4.95	4.25%
Class K	2.96	5.57	N/A	7.92	N/A	5.34	N/A
Class R	2.64	4.88	N/A	7.24	N/A	4.66	N/A
Barclays U.S. Aggregate Bond Index	2.06	4.46	N/A	4.12	N/A	4.96	N/A
Retirement Custom Benchmark	2.64	4.93	N/A	7.13	N/A	4.41	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	APRIL 30, 2015

BlackRock LifePath® Active 2020 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 4/30/15	40.8	N/A	N/A	27.3	3.4	15.0	2.9	3.8	6.8

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.36%	6.29%	N/A	8.34%	N/A	5.26%	N/A
Investor A	3.15	5.90	0.34%	8.00	6.84%	4.95	4.25%
Class K	3.27	6.29	N/A	8.42	N/A	5.35	N/A
Class R	3.04	5.72	N/A	7.74	N/A	4.67	N/A
Russell 1000® Index	4.75	13.00	N/A	14.47	N/A	6.81	N/A
2020 Custom Benchmark	2.99	5.49	N/A	7.86	N/A	4.54	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2015	7

BlackRock LifePath® Active 2025 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 4/30/15	32.2	N/A	N/A	32.7	3.0	18.2	5.0	3.8	5.1

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.33%	6.76%	N/A	8.87%	N/A	5.22%	N/A
Investor A	3.18	6.53	0.93%	8.56	7.39%	4.93	4.22%
Class K	3.43	6.86	N/A	8.98	N/A	5.33	N/A
Class R	3.13	6.31	N/A	8.28	N/A	4.64	N/A
Russell 1000® Index	4.75	13.00	N/A	14.47	N/A	6.81	N/A
2025 Custom Benchmark	3.29	5.98	N/A	8.49	N/A	4.44	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	APRIL 30, 2015

BlackRock LifePath® Active 2030 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 4/30/15	24.0	N/A	N/A	37.6	2.6	21.2	7.0	3.9	3.7

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.71%	6.90%	N/A	9.00%	N/A	4.95%	N/A
Investor A	3.58	6.70	1.10%	8.67	7.51%	4.62	3.92%
Class K	3.81	7.11	N/A	9.13	N/A	5.07	N/A
Class R	3.41	6.44	N/A	8.41	N/A	4.35	N/A
Russell 1000® Index	4.75	13.00	N/A	14.47	N/A	6.81	N/A
2030 Custom Benchmark	3.57	6.41	N/A	9.05	N/A	3.97	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2015	9

BlackRock LifePath® Active 2035 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	N/A	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 4/30/15	16.5	N/A	N/A	42.2	2.3	24.0	8.8	3.9	2.3

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.30%	6.71%	N/A	9.02%	N/A	4.53%	N/A
Investor A	3.14	6.48	0.89%	8.70	7.53%	4.22	3.52%
Class K	3.26	6.77	N/A	9.11	N/A	4.62	N/A
Class R	3.03	6.19	N/A	8.42	N/A	3.92	N/A
Russell 1000® Index	4.75	13.00	N/A	14.47	N/A	6.81	N/A
2035 Custom Benchmark	3.82	6.81	N/A	9.51	N/A	4.03	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	APRIL 30, 2015

BlackRock LifePath® Active 2040 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 4/30/15	10.0	N/A	N/A	45.6	2.2	26.4	10.7	4.0	1.1

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.67%	7.59%	N/A	9.43%	N/A	4.96%	N/A
Investor A	3.55	7.32	1.69%	9.07	7.90%	4.61	3.91%
Class K	3.78	7.70	N/A	9.55	N/A	5.07	N/A
Class R	3.44	7.12	N/A	8.82	N/A	4.35	N/A
Russell 1000® Index	4.75	13.00	N/A	14.47	N/A	6.81	N/A
2040 Custom Benchmark	4.04	7.16	N/A	9.95	N/A	4.32	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2015	11

BlackRock LifePath® Active 2045 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8
11/01/14 to 4/30/15	6.4	N/A	N/A	47.7	2.1	27.9	11.8	4.1

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.88%	7.57%	N/A	9.82%	N/A	5.23%	N/A
Investor A	3.77	7.32	1.69%	9.48	8.31%	4.85	4.15%
Class K	3.89	7.66	N/A	9.93	N/A	5.34	N/A
Class R	3.62	7.01	N/A	9.20	N/A	4.59	N/A
Russell 1000® Index	4.75	13.00	N/A	14.47	N/A	6.81	N/A
2045 Custom Benchmark	4.18	7.44	N/A	10.33	N/A	4.55	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	APRIL 30, 2015

BlackRock LifePath® Active 2050 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8
11/01/14 to 4/30/15	4.2	N/A	N/A	48.6	2.1	28.6	12.4	4.1

      See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.71%	7.52%	N/A	9.96%	N/A	4.71%	N/A
Investor A	3.60	7.25	1.61%	9.60	8.43%	4.35	3.66%
Class K	3.81	7.61	N/A	10.07	N/A	4.82	N/A
Class R	3.52	7.08	N/A	9.35	N/A	4.11	N/A
Russell 1000® Index	4.75	13.00	N/A	14.47	N/A	6.81	N/A
2050 Custom Benchmark	4.26	7.61	N/A	10.65	N/A	4.74	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2015	13

BlackRock LifePath® Active 2055 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
2/28/12 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0
11/01/14 to 4/30/15	2.4	49.4	2.1	29.2	12.8	4.1

      See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

Performance Summary for the Period Ended April 30, 2015
		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.83%	8.02%	N/A	12.79%	N/A
Investor A	3.74	7.77	2.11%	12.51	9.74%
Class K	3.94	8.23	N/A	12.93	N/A
Class R	3.66	7.59	N/A	12.25	N/A
Russell 1000® Index	4.75	13.00	N/A	18.46	N/A
2055 Custom Benchmark	4.29	7.70	N/A	12.34	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on February 28, 2013.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS II	APRIL 30, 2015

BlackRock LifePath® Active Retirement Fund

As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	52%
Equity Funds	36
Short-Term Securities	12

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	31%
BlackRock Liquidity Funds, TempFund, Institutional Class	10
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	9
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	6
BlackRock Global Long/Short Credit Fund, Institutional Class	6
BlackRock Commodity Strategies Fund, Institutional Class	4
iShares Russell 2000 ETF	4
Master Large Cap Growth Portfolio	3
BlackRock Basic Value Fund, Inc., Class K	3
BlackRock Global Long/Short Equity Fund, Institutional Class	2

BlackRock LifePath® Active 2020 Fund
As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	46%
Fixed Income Funds	38
Short-Term Securities	16

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	24%
BlackRock Liquidity Funds, TempFund, Institutional Class	14
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	6
Master Large Cap Growth Portfolio	5
BlackRock Basic Value Fund, Inc., Class K	5
BlackRock EuroFund, Institutional Class	4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4
BlackRock Global Long/Short Credit Fund, Institutional Class	4
BlackRock Commodity Strategies Fund, Institutional Class	4
iShares Russell 2000 ETF	3

The	Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2015	15

BlackRock LifePath®Active 2025 Fund

As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	57%
Fixed Income Funds	28
Short-Term Securities	15

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	16%
BlackRock Liquidity Funds, TempFund, Institutional Class	13
BlackRock Basic Value Fund, Inc., Class K	8
Master Large Cap Growth Portfolio	8
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	5
BlackRock EuroFund, Institutional Class	4
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	4
BlackRock Equity Dividend Fund, Institutional Class	4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	3
BlackRock Commodity Strategies Fund, Institutional Class	3

BlackRock LifePath®Active 2030 Fund
As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	67%
Fixed Income Funds	19
Short-Term Securities	14

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	11%
BlackRock Liquidity Funds, TempFund, Institutional Class	11
Master Large Cap Growth Portfolio	9
BlackRock Basic Value Fund, Inc., Class K	9
BlackRock EuroFund, Institutional Class	5
iShares International Developed Real Estate ETF	5
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	4
BlackRock Equity Dividend Fund, Institutional Class	4
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Liquidity Series, LLC, Money Market Series	3

The	Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	APRIL 30, 2015

BlackRock LifePath® Active 2035 Fund

As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	76%
Short-Term Securities	14
Fixed Income Funds	10

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock Liquidity Funds, TempFund, Institutional Class	14%
Master Large Cap Growth Portfolio	12
BlackRock Basic Value Fund, Inc., Class K	12
BlackRock EuroFund, Institutional Class	8
iShares International Developed Real Estate ETF	6
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	5
BlackRock Equity Dividend Fund, Institutional Class	5
Master Total Return Portfolio	4
BlackRock Emerging Markets Fund, Inc., Institutional Class	4
iShares U.S. Real Estate ETF	4

BlackRock LifePath® Active 2040 Fund
As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	81%
Short-Term Securities	14
Fixed Income Funds	5

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock Basic Value Fund, Inc., Class K	12%
Master Large Cap Growth Portfolio	12
BlackRock Liquidity Funds, TempFund, Institutional Class	10
BlackRock EuroFund, Institutional Class	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
BlackRock Equity Dividend Fund, Institutional Class	7
iShares International Developed Real Estate ETF	6
BlackRock Liquidity Series, LLC, Money Market Series	4
iShares U.S. Real Estate ETF	4
BlackRock Emerging Markets Fund, Inc., Institutional Class	4

The	Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2015	17

BlackRock LifePath® Active 2045 Fund

As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	83%
Short-Term Securities	13
Fixed Income Funds	4

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Large Cap Growth Portfolio	12%
BlackRock Basic Value Fund, Inc., Class K	12
BlackRock Liquidity Funds, TempFund, Institutional Class	8
BlackRock EuroFund, Institutional Class	7
iShares International Developed Real Estate ETF	7
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
BlackRock Equity Dividend Fund, Institutional Class	7
BlackRock Liquidity Series, LLC, Money Market Series	5
iShares U.S. Real Estate ETF	5
BlackRock Emerging Markets Fund, Inc., Institutional Class	4

BlackRock LifePath® Active 2050 Fund
As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	82%
Short-Term Securities	15
Fixed Income Funds	3

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock Basic Value Fund, Inc., Class K	12%
Master Large Cap Growth Portfolio	12
BlackRock Liquidity Funds, TempFund, Institutional Class	10
BlackRock EuroFund, Institutional Class	9
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
iShares International Developed Real Estate ETF	7
BlackRock Equity Dividend Fund, Institutional Class	7
BlackRock Liquidity Series, LLC, Money Market Series	5
iShares U.S. Real Estate ETF	5
BlackRock Emerging Markets Fund, Inc., Institutional Class	4

The	Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	APRIL 30, 2015

BlackRock LifePath® Active 2055 Fund

As of April 30, 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	82%
Short-Term Securities	17
Fixed Income Funds	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock Liquidity Funds, TempFund, Institutional Class	12%
Master Large Cap Growth Portfolio	12
BlackRock Basic Value Fund, Inc., Class K	12
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
iShares International Developed Real Estate ETF	7
BlackRock Equity Dividend Fund, Institutional Class	7
BlackRock EuroFund, Institutional Class	6
BlackRock Liquidity Series, LLC, Money Market Series	5
iShares U.S. Real Estate ETF	5
BlackRock Emerging Markets Fund, Inc., Institutional Class	4

The	Fund’s allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2015	19

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 27, 2012, Institutional Shares performance results are those of Class K Shares restated to reflect Institutional Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of certain Funds’ expenses. Without such waiver and/or reimbursement, such Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the

Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index, Barclays U.S. Aggregate Bond Index and Barclays TIPS Index.

The Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Real Estate Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Dow Jones-UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities. The Dow Jones-UBS Commodity Index is designed to minimize concentration in any one commodity or sector. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath.

20	BLACKROCK FUNDS II	APRIL 30, 2015

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on November 1, 2014 and held through April 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative finan-

cial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	21

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock LifePath® Active Retirement Fund
Institutional	$1,000.00	$1,031.50	$0.71	$1,000.00	$1,024.10	$0.70	0.14%
Investor A	$1,000.00	$1,027.80	$2.16	$1,000.00	$1,022.66	$2.16	0.43%
Class K	$1,000.00	$1,029.60	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Class R	$1,000.00	$1,026.40	$3.37	$1,000.00	$1,021.47	$3.36	0.67%
BlackRock LifePath® Active 2020 Fund
Institutional	$1,000.00	$1,033.60	$0.96	$1,000.00	$1,023.85	$0.95	0.19%
Investor A	$1,000.00	$1,031.50	$2.22	$1,000.00	$1,022.61	$2.21	0.44%
Class K	$1,000.00	$1,032.70	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Class R	$1,000.00	$1,030.40	$3.42	$1,000.00	$1,021.42	$3.41	0.68%
BlackRock LifePath® Active 2025 Fund
Institutional	$1,000.00	$1,033.30	$0.96	$1,000.00	$1,023.85	$0.95	0.19%
Investor A	$1,000.00	$1,031.80	$2.27	$1,000.00	$1,022.56	$2.26	0.45%
Class K	$1,000.00	$1,034.30	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Class R	$1,000.00	$1,031.30	$3.48	$1,000.00	$1,021.37	$3.46	0.69%
BlackRock LifePath® Active 2030 Fund
Institutional	$1,000.00	$1,037.10	$1.06	$1,000.00	$1,023.75	$1.05	0.21%
Investor A	$1,000.00	$1,035.80	$2.32	$1,000.00	$1,022.51	$2.31	0.46%
Class K	$1,000.00	$1,038.10	$0.56	$1,000.00	$1,024.25	$0.55	0.11%
Class R	$1,000.00	$1,034.10	$3.53	$1,000.00	$1,021.32	$3.51	0.70%
BlackRock LifePath® Active 2035 Fund
Institutional	$1,000.00	$1,033.00	$1.16	$1,000.00	$1,023.65	$1.15	0.23%
Investor A	$1,000.00	$1,031.40	$2.37	$1,000.00	$1,022.46	$2.36	0.47%
Class K	$1,000.00	$1,032.60	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
Class R	$1,000.00	$1,030.30	$3.57	$1,000.00	$1,021.27	$3.56	0.71%
BlackRock LifePath® Active 2040 Fund
Institutional	$1,000.00	$1,036.70	$1.11	$1,000.00	$1,023.70	$1.10	0.22%
Investor A	$1,000.00	$1,035.50	$2.37	$1,000.00	$1,022.46	$2.36	0.47%
Class K	$1,000.00	$1,037.80	$0.61	$1,000.00	$1,024.20	$0.60	0.12%
Class R	$1,000.00	$1,034.40	$3.58	$1,000.00	$1,021.27	$3.56	0.71%
BlackRock LifePath® Active 2045 Fund
Institutional	$1,000.00	$1,038.80	$1.16	$1,000.00	$1,023.65	$1.15	0.23%
Investor A	$1,000.00	$1,037.70	$2.43	$1,000.00	$1,022.41	$2.41	0.48%
Class K	$1,000.00	$1,038.90	$0.66	$1,000.00	$1,024.15	$0.65	0.13%
Class R	$1,000.00	$1,036.20	$3.64	$1,000.00	$1,021.22	$3.61	0.72%
BlackRock LifePath® Active 2050 Fund
Institutional	$1,000.00	$1,037.10	$1.16	$1,000.00	$1,023.65	$1.15	0.23%
Investor A	$1,000.00	$1,036.00	$2.42	$1,000.00	$1,022.41	$2.41	0.48%
Class K	$1,000.00	$1,038.10	$0.66	$1,000.00	$1,024.15	$0.65	0.13%
Class R	$1,000.00	$1,035.20	$3.63	$1,000.00	$1,021.22	$3.61	0.72%
BlackRock LifePath® Active 2055 Fund
Institutional	$1,000.00	$1,038.30	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Investor A	$1,000.00	$1,037.40	$2.58	$1,000.00	$1,022.27	$2.56	0.51%
Class K	$1,000.00	$1,039.40	$0.76	$1,000.00	$1,024.05	$0.75	0.15%
Class R	$1,000.00	$1,036.60	$3.74	$1,000.00	$1,021.12	$3.71	0.74%

[1]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

[2]

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Funds invest in Master Portfolios, the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 36.8%
BlackRock Basic Value Fund, Inc., Class K (b)	28,497	$798,214
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	16,213	430,767
BlackRock Commodity Strategies Fund, Institutional Class	111,271	907,973
BlackRock Emerging Markets Fund, Inc., Institutional Class	5,834	119,369
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	46,805	490,048
BlackRock Equity Dividend Fund, Institutional Class	16,345	405,358
BlackRock EuroFund, Institutional Class	11,066	174,181
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	41,093	495,579
BlackRock International Fund, Institutional Class	18,148	270,592
BlackRock International Opportunities Portfolio, Institutional Class	4,357	154,795
BlackRock Pacific Fund, Inc., Institutional Class	21,060	415,505
iShares International Developed Real Estate ETF	3,061	98,044
iShares MSCI Canada ETF	5,583	162,577
iShares MSCI Germany ETF	14,905	441,486
iShares Russell 2000 ETF	7,141	865,204
iShares U.S. Consumer Goods ETF	4,563	479,982
iShares U.S. Energy ETF	2,717	126,585
iShares U.S. Financials ETF	5,398	479,018
iShares U.S. Healthcare ETF (c)	2,061	312,489
iShares U.S. Industrials ETF	1,317	141,327
iShares U.S. Real Estate ETF (c)	663	50,057
iShares U.S. Technology ETF	1,149	123,253
Master Large Cap Growth Portfolio	$807,777	807,777

		8,750,180

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 53.6%
BlackRock Global Long/Short Credit Fund, Institutional Class	146,235	$1,548,624
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	196,043	2,117,261
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	153,556	1,564,741
Master Total Return Portfolio	$7,501,965	7,501,965

		12,732,591

Short-Term Securities — 12.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	2,467,043	2,467,043
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$371,958	371,958

		2,839,001
Total Affiliated Investment Companies (Cost — $23,622,089) — 102.4%		24,321,772
Liabilities in Excess of Other Assets — (2.4)%		(573,362)

Net Assets — 100.0%		$23,748,410

Portfolio Abbreviations
ETF	Exchange Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
JPY	Japanese Yen

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	23

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	28,497		—		28,497	$798,214	—	—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8,118	12,783		4,688		16,213	$430,767	—	$44,383
BlackRock Commodity Strategies Fund, Institutional Class	96,919	14,352		—		111,271	$907,973	$183	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	26,697	3,020		23,883		5,834	$119,369	$2,928	$684
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	113,408	—		66,603		46,805	$490,048	—	$4,662
BlackRock Energy & Resources Portfolio, Institutional Class	—	17,878		17,878		—	—	—	$(91,534)
BlackRock Equity Dividend Fund, Institutional Class	9,510	11,649		4,814		16,345	$405,358	$2,952	$7,241
BlackRock EuroFund, Institutional Class	41,418	1,300		31,652		11,066	$174,181	$18,630	$(38,711)
BlackRock Global Long/Short Credit Fund, Institutional Class	140,085	6,150		—		146,235	$1,548,624	$47,124	$16,643
BlackRock Global Long/Short Equity Fund, Institutional Class	101,274	45		60,226		41,093	$495,579	—	$24,022
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	194,083	1,960		—		196,043	$2,117,261	$751	$20,828
BlackRock International Fund, Institutional Class	17,746	402		—		18,148	$270,592	$5,693	—
BlackRock International Opportunities Portfolio, Institutional Class	3,808	549		—		4,357	$154,795	$3,512	$14,112
BlackRock Liquidity Funds, TempFund, Institutional Class	773,084	1,693,959	[1]	—		2,467,043	$2,467,043	$358	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$371,958	[1]	—		$371,958	$371,958	$3,971	—
BlackRock Pacific Fund, Inc., Institutional Class	19,565	1,495		—		21,060	$415,505	$1,796	$23,751
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	149,339	4,217		—		153,556	$1,564,741	$15,560	$26,506
iShares International Developed Real Estate ETF	3,061	—		—		3,061	$98,044	$521	—
iShares MSCI Canada ETF	—	5,583		—		5,583	$162,577	—	—
iShares MSCI Germany ETF	14,905	—		—		14,905	$441,486	—	—
iShares Russell 2000 ETF	9,636	—		2,495		7,141	$865,204	$7,024	$10,935
iShares U.S. Consumer Goods ETF	—	4,563		—		4,563	$479,982	—	—
iShares U.S. Energy ETF	5,372	2,717		5,372		2,717	$126,585	$1,172	$(66,696)
iShares U.S. Financials ETF	5,351	6,791		6,744		5,398	$479,018	$6,275	$(1,033)
iShares U.S. Healthcare ETF	2,656	2,061		2,656		2,061	$312,489	$627	$51,150
iShares U.S. Industrials ETF	3,049	562		2,294		1,317	$141,327	$2,893	$15,202
iShares U.S. Real Estate ETF	—	663		—		663	$50,057	$3,732	—
iShares U.S. Technology ETF	5,428	4,948		9,227		1,149	$123,253	$2,034	$163,340
Master Basic Value LLC	$605,351	—		$605,351	[2,3]	—	—	$13,765	$143,218
Master Large Cap Growth Portfolio	$620,770	$187,007	[1,3]	—		$807,777	$807,777	$4,891	$13,911
Master Total Return Portfolio	$7,508,648	—		$6,683	[2,3]	$7,501,965	$7,501,965	$112,048	$160,629

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
28	SGX CNX Nifty Index	Singapore	May 2015	$462,364	$(2,925)
28	Euro STOXX 50 Index	Eurex	June 2015	$1,119,473	(5,184)
2	FTSE 100 Index	London	June 2015	$212,964	(1,638)
2	JPY Currency Futures	Chicago Mercantile	June 2015	$209,450	3,191
7	Nikkei 225 Futures	Osaka	June 2015	$1,141,222	38,181
3	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$385,125	965
(2)	EUR Currency Futures	Chicago Mercantile	June 2015	$281,650	(16,384)
(3)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$311,835	(1,590)
(12)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$1,441,594	(13,108)
Total					$1,508

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,640,072	$8,681,700	—	$24,321,772

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$38,181	—	—	$38,181
Foreign currency exchange contracts	3,191	—	—	3,191
Interest rate contracts	965	—	—	965
Liabilities:
Equity contracts	(11,337)	—	—	(11,337)
Foreign currency exchange contracts	(16,384)	—	—	(16,384)
Interest rate contracts	(13,108)	—	—	(13,108)

Total	$1,508	—	—	$1,508

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	25

Schedule of Investments (concluded)	BlackRock LifePath® Active Retirement Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$197,000	—	—	$197,000
Liabilities:
Collateral on securities loaned at value	—	$(371,958)	—	(371,958)
Bank overdraft	—	(9,153)	—	(9,153)

Total	$197,000	$(381,111)	—	$(184,111)

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 47.5%
BlackRock Basic Value Fund, Inc., Class K (b)	66,165	$1,853,284
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	35,183	934,812
BlackRock Commodity Strategies Fund, Institutional Class	171,787	1,401,779
BlackRock Emerging Markets Fund, Inc., Institutional Class	25,395	519,585
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	63,821	668,206
BlackRock Equity Dividend Fund, Institutional Class	35,389	877,645
BlackRock EuroFund, Institutional Class	96,081	1,512,313
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	55,982	675,144
BlackRock International Fund, Institutional Class	58,101	866,283
BlackRock International Opportunities Portfolio, Institutional Class	14,965	531,695
BlackRock Pacific Fund, Inc., Institutional Class	30,082	593,514
iShares International Developed Real Estate ETF	22,082	707,286
iShares MSCI Canada ETF	10,832	315,428
iShares MSCI Germany ETF	18,358	543,764
iShares Russell 2000 ETF	9,557	1,157,926
iShares U.S. Consumer Goods ETF	5,196	546,567
iShares U.S. Energy ETF	5,130	239,007
iShares U.S. Financials ETF	5,550	492,507
iShares U.S. Healthcare ETF (c)	1,543	233,950
iShares U.S. Industrials ETF	1,388	148,946
iShares U.S. Real Estate ETF (c)	6,118	461,909
iShares U.S. Technology ETF	2,169	232,669
Master Large Cap Growth Portfolio	$1,890,717	1,890,717

		17,404,936

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 38.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	136,286	$1,443,274
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	211,947	2,289,025
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	143,196	1,459,164
Master Total Return Portfolio	$8,924,064	8,924,064

		14,115,527

Short-Term Securities — 15.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	5,223,631	5,223,631
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$615,466	615,466

		5,839,097
Total Affiliated Investment Companies (Cost — $36,060,894) — 101.9%		37,359,560
Liabilities in Excess of Other Assets — (1.9)%		(707,039)

Net Assets — 100.0%		$36,652,521

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	27

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	66,165		—		66,165	$1,853,284	—	—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	19,162	23,074		7,053		35,183	$934,812	—	$106,124
BlackRock Commodity Strategies Fund, Institutional Class	130,171	41,616		—		171,787	$1,401,779	$246	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	47,869	13,973		36,447		25,395	$519,585	$5,249	$(11,142)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	137,748	—		73,927		63,821	$668,206	—	$5,175
BlackRock Energy & Resources Portfolio, Institutional Class	—	24,439		24,439		—	—	—	$(125,126)
BlackRock Equity Dividend Fund, Institutional Class	22,308	20,324		7,243		35,389	$877,645	$6,593	$19,657
BlackRock EuroFund, Institutional Class	105,071	3,298		12,288		96,081	$1,512,313	$47,260	$(22,119)
BlackRock Global Long/Short Credit Fund, Institutional Class	130,556	5,730		—		136,286	$1,443,274	$43,918	$15,511
BlackRock Global Long/Short Equity Fund, Institutional Class	123,011	61		67,090		55,982	$675,144	—	$26,893
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	209,828	2,119		—		211,947	$2,289,025	$812	$22,518
BlackRock International Fund, Institutional Class	56,812	1,289		—		58,101	$866,283	$18,227	—
BlackRock International Opportunities Portfolio, Institutional Class	13,078	1,887		—		14,965	$531,695	$12,063	$48,473
BlackRock Liquidity Funds, TempFund, Institutional Class	991,487	4,232,144	[1]	—		5,223,631	$5,223,631	$1,002	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$615,466	[1]	—		$615,466	$615,466	$4,934	—
BlackRock Pacific Fund, Inc., Institutional Class	27,947	2,135		—		30,082	$593,514	$2,566	$33,926
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	139,263	3,933		—		143,196	$1,459,164	$14,399	$24,718
iShares International Developed Real Estate ETF	10,208	11,874		—		22,082	$707,286	$6,020	—
iShares MSCI Canada ETF	—	10,832		—		10,832	$315,428	—	—
iShares MSCI Germany ETF	18,358	—		—		18,358	$543,764	—	—
iShares Russell 2000 ETF	11,213	—		1,656		9,557	$1,157,926	$8,652	$7,258
iShares U.S. Consumer Goods ETF	—	5,196		—		5,196	$546,567	—	—
iShares U.S. Energy ETF	9,306	5,130		9,306		5,130	$239,007	$2,031	$(115,539)
iShares U.S. Financials ETF	9,263	7,461		11,174		5,550	$492,507	$9,168	$104,446
iShares U.S. Healthcare ETF	4,598	2,385		5,440		1,543	$233,950	$470	$91,432
iShares U.S. Industrials ETF	5,254	508		4,374		1,388	$148,946	$4,828	$33,653
iShares U.S. Real Estate ETF	—	6,118		—		6,118	$461,909	$4,038	—
iShares U.S. Technology ETF	9,439	4,511		11,781		2,169	$232,669	$6,878	$283,866
Master Basic Value LLC	$1,474,172	—		$1,474,172	[2,3]	—	—	$29,981	$215,381
Master Large Cap Growth Portfolio	$1,524,258	$366,459	[1,3]	—		$1,890,717	$1,890,717	$11,464	$33,105
Master Total Return Portfolio	$8,658,633	$265,431	[1,3]	—		$8,924,064	$8,924,064	$130,024	$187,228

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
42	SGX CNX Nifty Index	Singapore	May 2015	$693,546	$(4,554)
11	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$1,143,395	(3,605)
28	Euro STOXX 50 Index	Eurex	June 2015	$1,119,473	(6,810)
2	FTSE 100 Index	London	June 2015	$212,964	956
5	JPY Currency Futures	Chicago Mercantile	June 2015	$523,625	7,977
12	Nikkei 225 Futures	Osaka	June 2015	$1,956,380	57,516
(3)	EUR Currency Futures	Chicago Mercantile	June 2015	$422,475	(24,577)
(16)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$1,922,125	(17,477)
(6)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$770,250	(1,878)
Total					$7,548

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$25,929,313	$11,430,247	—	$37,359,560

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$58,472	—	—	$58,472
Foreign currency exchange contracts	7,977	—	—	7,977
Liabilities:
Equity contracts	(14,969)	—	—	(14,969)
Foreign currency exchange contracts	(24,577)	—	—	(24,577)
Interest rate contracts	(19,355)	—	—	(19,355)

Total	$7,548	—	—	$7,548

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	29

Schedule of Investments (concluded)	BlackRock LifePath® Active 2020 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets/ liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$275,000	—	—	$275,000
Liabilities:
Collateral on securities loaned at value	—	$(615,466)	—	(615,466)
Bank overdraft	—	(13,480)	—	(13,480)

Total	$275,000	$(628,946)	—	$(353,946)

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 58.9%
BlackRock Basic Value Fund, Inc., Class K (b)	88,854	$2,488,811
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	45,176	1,200,315
BlackRock Commodity Strategies Fund, Institutional Class	137,238	1,119,858
BlackRock Emerging Markets Fund, Inc., Institutional Class	26,606	544,359
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	58,506	612,558
BlackRock Equity Dividend Fund, Institutional Class	46,843	1,161,710
BlackRock EuroFund, Institutional Class	88,925	1,399,681
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	51,262	618,220
BlackRock International Fund, Institutional Class	68,177	1,016,525
BlackRock International Opportunities Portfolio, Institutional Class	14,576	517,878
BlackRock Pacific Fund, Inc., Institutional Class	36,633	722,771
iShares International Developed Real Estate ETF	31,089	995,781
iShares MSCI Canada ETF	11,080	322,650
iShares MSCI Germany ETF	19,272	570,837
iShares Russell 2000 ETF	7,001	848,241
iShares U.S. Consumer Goods ETF	5,898	620,411
iShares U.S. Energy ETF	3,871	180,350
iShares U.S. Financials ETF	2,924	259,476
iShares U.S. Healthcare ETF (c)	293	44,425
iShares U.S. Industrials ETF	1,286	138,001
iShares U.S. Real Estate ETF (c)	8,880	670,440
iShares U.S. Technology ETF	1,636	175,494
Master Large Cap Growth Portfolio	$2,437,762	2,437,762

		18,666,554

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 28.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	105,425	$1,116,452
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	135,534	1,463,768
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	110,838	1,129,443
Master Total Return Portfolio	$5,328,591	5,328,591

		9,038,254

Short-Term Securities — 15.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	4,126,849	4,126,849
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$654,237	654,237

		4,781,086
Total Affiliated Investment Companies (Cost — $31,371,115) — 102.5%		32,485,894
Liabilities in Excess of Other Assets — (2.5)%		(807,274)

Net Assets — 100.0%		$31,678,620

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	31

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	88,854		—		88,854	$2,488,811	—	—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	22,473	28,693		5,990		45,176	$1,200,315	—	$137,865
BlackRock Commodity Strategies Fund, Institutional Class	121,466	15,772		—		137,238	$1,119,858	$229	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	53,741	8,600		35,735		26,606	$544,359	—	$(18,422)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	106,839	—		48,333		58,506	$612,558	—	$3,383
BlackRock Energy & Resources Portfolio, Institutional Class	—	22,597		22,597		—	—	—	$(115,698)
BlackRock Equity Dividend Fund, Institutional Class	26,425	26,570		6,152		46,843	$1,161,710	$8,363	$26,870
BlackRock EuroFund, Institutional Class	57,138	42,255		10,468		88,925	$1,399,681	$43,346	$(18,842)
BlackRock Global Long/Short Credit Fund, Institutional Class	100,992	4,433		—		105,425	$1,116,452	$33,973	$11,999
BlackRock Global Long/Short Equity Fund, Institutional Class	95,408	56		44,202		51,262	$618,220	$5,893	$17,905
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	156,507	1,580		22,553		135,534	$1,463,768	$606	$(14,779)
BlackRock International Fund, Institutional Class	66,665	1,512		—		68,177	$1,016,525	$21,388	—
BlackRock International Opportunities Portfolio, Institutional Class	12,738	1,838		—		14,576	$517,878	$11,749	$47,214
BlackRock Liquidity Funds, TempFund, Institutional Class	1,985,396	2,141,453	[1]	—		4,126,849	$4,126,849	$928	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$654,237	[1]	—		$654,237	$654,237	$4,565	—
BlackRock Pacific Fund, Inc., Institutional Class	34,033	2,600		—		36,633	$722,771	$3,124	$41,315
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	107,794	3,044		—		110,838	$1,129,443	$11,166	$19,133
iShares International Developed Real Estate ETF	14,354	16,735		—		31,089	$995,781	$8,471	—
iShares MSCI Canada ETF	—	11,080		—		11,080	$322,650	—	—
iShares MSCI Germany ETF	19,272	—		—		19,272	$570,837	—	—
iShares Russell 2000 ETF	9,148	—		2,147		7,001	$848,241	$6,754	$9,410
iShares U.S. Consumer Goods ETF	—	5,898		—		5,898	$620,411	—	—
iShares U.S. Energy ETF	10,290	3,871		10,290		3,871	$180,350	$2,245	$(127,756)
iShares U.S. Financials ETF	10,232	2,936		10,244		2,924	$259,476	$8,379	$207,372
iShares U.S. Healthcare ETF	5,080	2,026		6,813		293	$44,425	$89	$103,766
iShares U.S. Industrials ETF	5,792	—		4,506		1,286	$138,001	$4,710	$38,470
iShares U.S. Real Estate ETF	—	8,880		—		8,880	$670,440	$5,861	—
iShares U.S. Technology ETF	10,393	1,636		10,393		1,636	$175,494	$6,001	$304,675
Master Basic Value LLC	$1,618,431	—		$1,618,431	[2,3]	—	—	$34,535	$199,579
Master Large Cap Growth Portfolio	$1,665,575	$772,187	[1,3]	—		$2,437,762	$2,437,762	$12,429	$36,245
Master Total Return Portfolio	$6,719,557	—		$1,390,966	[2,3]	$5,328,591	$5,328,591	$84,617	$113,035

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
36	SGX CNX Nifty Index	Singapore	May 2015	$594,468	$(4,047)
6	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$623,670	(1,966)
24	Euro STOXX 50 Index	Eurex	June 2015	$959,548	(6,008)
2	FTSE 100 Index	London	June 2015	$212,964	955
5	JPY Currency Futures	Chicago Mercantile	June 2015	$523,625	7,977
10	Nikkei 225 Futures	Osaka	June 2015	$1,630,317	55,766
(3)	EUR Currency Futures	Chicago Mercantile	June 2015	$422,475	(24,577)
(14)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$1,681,859	(15,292)
(9)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$1,155,375	(2,817)
Total					$9,991

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$24,065,304	$8,420,590	—	$32,485,894

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$56,721	—	—	$56,721
Foreign currency exchange contracts	7,977	—	—	7,977
Liabilities:
Equity contracts	(12,021)	—	—	(12,021)
Foreign currency exchange contracts	(24,577)	—	—	(24,577)
Interest rate contracts	(18,109)	—	—	(18,109)

Total	$9,991	—	—	$9,991

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	33

Schedule of Investments (concluded)	BlackRock LifePath® Active 2025 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$ 228,700	—	—	$ 228,700
Liabilities:
Collateral on securities loaned at value	—	$ (654,237)	—	(654,237)
Bank overdraft	—	(12,428)	—	(12,428)

Total	$ 228,700	$ (666,665)	—	$ (437,965)

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 69.2%
BlackRock Basic Value Fund, Inc., Class K (b)	104,895	$2,938,105
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	52,991	1,407,980
BlackRock Commodity Strategies Fund, Institutional Class	142,408	1,162,048
BlackRock Emerging Markets Fund, Inc., Institutional Class	40,442	827,451
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	58,525	612,757
BlackRock Equity Dividend Fund, Institutional Class	55,634	1,379,724
BlackRock EuroFund, Institutional Class	104,245	1,640,819
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	51,216	617,663
BlackRock International Fund, Institutional Class	50,988	760,228
BlackRock International Opportunities Portfolio, Institutional Class	16,609	590,133
BlackRock Pacific Fund, Inc., Institutional Class	37,379	737,481
iShares International Developed Real Estate ETF	45,455	1,455,924
iShares MSCI Canada ETF	13,163	383,307
iShares MSCI Germany ETF	25,903	767,247
iShares Russell 2000 ETF	6,309	764,398
iShares U.S. Consumer Goods ETF	5,704	600,004
iShares U.S. Energy ETF	2,680	124,861
iShares U.S. Financials ETF	2,700	239,598
iShares U.S. Healthcare ETF (c)	90	13,646
iShares U.S. Industrials ETF	1,174	125,982
iShares U.S. Real Estate ETF (c)	12,582	949,941
iShares U.S. Technology ETF	906	97,187
Master Large Cap Growth Portfolio	$2,969,948	2,969,948

		21,166,432

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 20.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	84,985	$899,988
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	87,066	940,318
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	89,397	910,954
Master Total Return Portfolio	$3,374,211	3,374,211

		6,125,471

Short-Term Securities — 14.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	3,354,333	3,354,333
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$985,563	985,563

		4,339,896
Total Affiliated Investment Companies (Cost — $30,107,575) — 103.4%		31,631,799
Liabilities in Excess of Other Assets — (3.4)%		(1,047,782)

Net Assets — 100.0%		$30,584,017

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	35

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	104,895		—		104,895	$2,938,105	—	—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	25,039	33,985		6,033		52,991	$1,407,980	—	$147,473
BlackRock Commodity Strategies Fund, Institutional Class	117,924	24,484		—		142,408	$1,162,048	$223	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	59,878	15,145		34,581		40,442	$827,451	—	$(19,672)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	86,021	—		27,496		58,525	$612,757	—	$1,925
BlackRock Energy & Resources Portfolio, Institutional Class	—	22,687		22,687		—	—	—	$(116,159)
BlackRock Equity Dividend Fund, Institutional Class	29,833	31,998		6,197		55,634	$1,379,724	$9,751	$36,031
BlackRock EuroFund, Institutional Class	101,772	23,432		20,959		104,245	$1,640,819	$54,602	$(51,178)
BlackRock Global Long/Short Credit Fund, Institutional Class	81,411	3,574		—		84,985	$899,988	$27,387	$9,672
BlackRock Global Long/Short Equity Fund, Institutional Class	76,818	56		25,658		51,216	$617,663	$6,566	$10,673
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	118,666	1,198		32,798		87,066	$940,318	$459	$(32,426)
BlackRock International Fund, Institutional Class	70,530	1,600		21,142		50,988	$760,228	$22,629	$(2,754)
BlackRock International Opportunities Portfolio, Institutional Class	14,516	2,093		—		16,609	$590,133	$13,389	$53,801
BlackRock Liquidity Funds, TempFund, Institutional Class	2,736,474	617,859	[1]	—		3,354,333	$3,354,333	$1,122	—
BlackRock Liquidity Series, LLC, Money Market Series	$318,592	$666,971	[1]	—		$985,563	$985,563	$6,087	—
BlackRock Pacific Fund, Inc., Institutional Class	34,725	2,654		—		37,379	$737,481	$3,188	$42,155
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,941	2,456		—		89,397	$910,954	$9,032	$15,431
iShares International Developed Real Estate ETF	18,823	26,632		—		45,455	$1,455,924	$11,906	—
iShares MSCI Canada ETF	—	13,163		—		13,163	$383,307	—	—
iShares MSCI Germany ETF	25,903	—		—		25,903	$767,247	—	—
iShares Russell 2000 ETF	7,810	—		1,501		6,309	$764,398	$5,893	$6,579
iShares U.S. Consumer Goods ETF	—	5,704		—		5,704	$600,004	—	—
iShares U.S. Energy ETF	11,313	2,680		11,313		2,680	$124,861	$2,469	$(140,457)
iShares U.S. Financials ETF	11,254	1,737		10,291		2,700	$239,598	$8,548	$242,986
iShares U.S. Healthcare ETF	5,599	2,040		7,549		90	$13,646	$27	$114,504
iShares U.S. Industrials ETF	6,387	—		5,213		1,174	$125,982	$5,098	$44,414
iShares U.S. Real Estate ETF	4,235	8,347		—		12,582	$949,941	$11,736	—
iShares U.S. Technology ETF	11,452	906		11,452		906	$97,187	$5,904	$323,617
Master Basic Value LLC	$1,629,272	—		$1,629,272	[2,3]	—	—	$37,904	$275,889
Master Large Cap Growth Portfolio	$1,684,928	$1,285,020	[1,3]	—		$2,969,948	$2,969,948	$14,011	$39,930
Master Total Return Portfolio	$5,395,118	—		$2,020,907	[2,3]	$3,374,211	$3,374,211	$58,717	$72,599

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
35	SGX CNX Nifty Index	Singapore	May 2015	$577,955	$(3,739)
8	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$831,560	(2,622)
20	Euro STOXX 50 Index	Eurex	June 2015	$799,624	(4,986)
3	FTSE 100 Index	London	June 2015	$319,446	1,434
6	JPY Currency Futures	Chicago Mercantile	June 2015	$628,350	9,572
11	Nikkei 225 Futures	Osaka	June 2015	$1,793,348	67,326
(4)	EUR Currency Futures	Chicago Mercantile	June 2015	$563,300	(32,769)
(14)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$1,681,859	(15,292)
(15)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$1,925,625	(4,695)
Total					$14,229

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$24,302,077	$7,329,722	—	$31,631,799

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$68,760	—	—	$68,760
Foreign currency exchange contracts	9,572	—	—	9,572
Liabilities:
Equity contracts	(11,347)	—	—	(11,347)
Foreign currency exchange contracts	(32,769)	—	—	(32,769)
Interest rate contracts	(19,987)	—	—	(19,987)

Total	$14,229	—	—	$14,229

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	37

Schedule of Investments (concluded)	BlackRock LifePath® Active 2030 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$ 236,930	—	—	$ 236,930
Liabilities:
Collateral on securities loaned at value	—	$ (985,563)	—	(985,563)
Bank overdraft	—	(14,683)	—	(14,683)

Total	$ 236,930	$ (1,000,246)	—	$ (763,316)

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 76.4%
BlackRock Basic Value Fund, Inc., Class K (b)	96,276	$2,696,697
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	45,409	1,206,517
BlackRock Commodity Strategies Fund, Institutional Class	97,106	792,385
BlackRock Emerging Markets Fund, Inc., Institutional Class	46,417	949,689
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	40,995	429,218
BlackRock Equity Dividend Fund, Institutional Class	47,388	1,175,221
BlackRock EuroFund, Institutional Class	116,292	1,830,431
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	35,834	432,156
BlackRock International Fund, Institutional Class	32,787	488,853
BlackRock International Opportunities Portfolio, Institutional Class	5,891	209,310
BlackRock Pacific Fund, Inc., Institutional Class	7,283	143,684
iShares International Developed Real Estate ETF	40,194	1,287,414
iShares MSCI Canada ETF	12,322	358,817
iShares MSCI Germany ETF	10,960	324,635
iShares Russell 2000 ETF	3,694	447,565
iShares U.S. Consumer Goods ETF	4,227	444,638
iShares U.S. Energy ETF	3,945	183,798
iShares U.S. Financials ETF	2,309	204,901
iShares U.S. Healthcare ETF	74	11,220
iShares U.S. Industrials ETF	1,341	143,903
iShares U.S. Real Estate ETF	11,285	852,017
iShares U.S. Technology ETF	887	95,148
Master Large Cap Growth Portfolio	$2,700,257	2,700,257

		17,408,474

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 10.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	45,800	$485,021
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	33,208	358,645
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	48,178	490,935
Master Total Return Portfolio	$997,199	997,199

		2,331,800

Short-Term Securities — 13.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)	3,168,007	3,168,007
Total Affiliated Investment Companies (Cost — $21,992,509) — 100.5%		22,908,281
Liabilities in Excess of Other Assets — (0.5)%		(109,293)

Net Assets — 100.0%		$22,798,988

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	39

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	96,276		—		96,276	$2,696,697	—	—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	15,157	34,282		4,030		45,409	$1,206,517	—	$101,805
BlackRock Commodity Strategies Fund, Institutional Class	78,218	18,888		—		97,106	$792,385	$148	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	44,212	13,335		11,130		46,417	$949,689	—	$(7,903)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	46,415	—		5,420		40,995	$429,218	—	$379
BlackRock Energy & Resources Portfolio, Institutional Class	—	15,601		15,601		—	—	—	$(79,879)
BlackRock Equity Dividend Fund, Institutional Class	18,109	33,418		4,139		47,388	$1,175,221	$8,402	$21,866
BlackRock EuroFund, Institutional Class	98,369	60,261		42,338		116,292	$1,830,431	$56,609	$(105,399)
BlackRock Global Long/Short Credit Fund, Institutional Class	43,874	1,926		—		45,800	$485,021	$14,759	$5,213
BlackRock Global Long/Short Equity Fund, Institutional Class	41,449	39		5,654		35,834	$432,156	$4,848	$2,671
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	57,301	578		24,671		33,208	$358,645	$222	$(13,733)
BlackRock International Fund, Institutional Class	49,409	1,121		17,743		32,787	$488,853	$15,852	$(3,839)
BlackRock International Opportunities Portfolio, Institutional Class	10,550	1,522		6,181		5,891	$209,310	$9,731	$21,180
BlackRock Liquidity Funds, TempFund, Institutional Class	2,888,772	279,235	[1]	—		3,168,007	$3,168,007	$918	—
BlackRock Liquidity Series, LLC, Money Market Series	$423,624	—		$423,624	[2]	—	—	$3,138	—
BlackRock Pacific Fund, Inc., Institutional Class	17,420	1,331		11,468		7,283	$143,684	$1,599	$(13,832)
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	46,855	1,323		—		48,178	$490,935	$4,893	$8,316
iShares International Developed Real Estate ETF	15,323	24,871		—		40,194	$1,287,414	$10,236	—
iShares MSCI Canada ETF	—	12,322		—		12,322	$358,817	—	—
iShares MSCI Germany ETF	10,960	—		—		10,960	$324,635	—	—
iShares Russell 2000 ETF	4,520	—		826		3,694	$447,565	$3,426	$3,620
iShares U.S. Consumer Goods ETF	—	4,227		—		4,227	$444,638	—	—
iShares U.S. Energy ETF	8,291	3,945		8,291		3,945	$183,798	$1,809	$(102,938)
iShares U.S. Financials ETF	8,250	2,426		8,367		2,309	$204,901	$6,806	$135,663
iShares U.S. Healthcare ETF	4,101	1,363		5,390		74	$11,220	$23	$80,102
iShares U.S. Industrials ETF	4,693	—		3,352		1,341	$143,903	$4,082	$28,918
iShares U.S. Real Estate ETF	5,631	5,654		—		11,285	$852,017	$12,012	—
iShares U.S. Technology ETF	8,399	887		8,399		887	$95,148	$4,349	$180,251
Master Basic Value LLC	$985,312	—		$985,312	[2,3]	—	—	$30,876	$59,270
Master Large Cap Growth Portfolio	$1,024,068	$1,676,189	[1,3]	—		$2,700,257	$2,700,257	$12,408	$31,335
Master Total Return Portfolio	$2,918,224	—		$1,921,025	[2,3]	$997,199	$997,199	$23,318	$22,489

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
26	SGX CNX Nifty Index	Singapore	May 2015	$429,338	$(2,744)
5	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$519,725	(1,639)
20	Euro STOXX 50 Index	Eurex	June 2015	$799,623	(10,523)
2	FTSE 100 Index	London	June 2015	$212,964	956
7	JPY Currency Futures	Chicago Mercantile	June 2015	$733,075	11,167
10	Nikkei 225 Futures	Osaka	June 2015	$1,630,317	64,314
(2)	EUR Currency Futures	Chicago Mercantile	June 2015	$281,650	(16,384)
(10)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$1,201,328	(10,923)
(14)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$1,797,250	(4,382)
Total					$29,842

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$19,210,825	$3,697,456	—	$22,908,281

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$65,270	—	—	$65,270
Foreign currency exchange contracts	11,167	—	—	11,167
Liabilities:
Equity contracts	(14,906)	—	—	(14,906)
Foreign currency exchange contracts	(16,384)	—	—	(16,384)
Interest rate contracts	(15,305)	—	—	(15,305)

Total	$29,842	—	—	$29,842

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	41

Schedule of Investments (concluded)	BlackRock LifePath® Active 2035 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$ 212,000	—	—	$ 212,000
Liabilities:
Bank overdraft	—	$ (10,915)	—	(10,915)

Total	$ 212,000	$ (10,915)	—	$ 201,085

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.0%
BlackRock Basic Value Fund, Inc., Class K (b)	109,615	$3,070,324
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	67,097	1,782,763
BlackRock Commodity Strategies Fund, Institutional Class	106,980	872,960
BlackRock Emerging Markets Fund, Inc., Institutional Class	44,043	901,117
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	38,108	398,991
BlackRock Equity Dividend Fund, Institutional Class	69,953	1,734,839
BlackRock EuroFund, Institutional Class	121,931	1,919,191
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	34,068	410,858
BlackRock International Fund, Institutional Class	54,453	811,893
BlackRock International Opportunities Portfolio, Institutional Class	8,918	316,848
BlackRock Pacific Fund, Inc., Institutional Class	31,470	620,907
iShares International Developed Real Estate ETF	50,236	1,609,059
iShares MSCI Canada ETF	13,239	385,520
iShares MSCI Germany ETF	8,292	245,609
iShares Russell 2000 ETF	3,831	464,164
iShares U.S. Consumer Goods ETF	4,413	464,203
iShares U.S. Energy ETF	2,652	123,557
iShares U.S. Industrials ETF	815	87,458
iShares U.S. Real Estate ETF (c)	14,143	1,067,797
iShares U.S. Technology ETF	462	49,559
Master Large Cap Growth Portfolio	$2,862,703	2,862,703

		20,200,320

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 4.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	37,562	$397,782
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,662	115,153
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	39,587	403,388
Master Total Return Portfolio	$222,675	222,675

		1,138,998

Short-Term Securities — 14.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	2,410,463	2,410,463
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$1,092,078	1,092,078

		3,502,541
Total Affiliated Investment Companies (Cost — $23,799,993) — 104.6%		24,841,859
Liabilities in Excess of Other Assets — (4.6)%		(1,083,072)

Net Assets — 100.0%		$23,758,787

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	43

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	109,615		—		109,615	$3,070,324	—	—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	17,559	53,795		4,257		67,097	$1,782,763	—	$134,452
BlackRock Commodity Strategy Fund, Institutional Class	80,293	26,687		—		106,980	$872,960	$152	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	49,714	17,642		23,313		44,043	$901,117	—	$(13,641)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	38,108	—		—		38,108	$398,991	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	15,816		15,816		—	—	—	$(80,980)
BlackRock Equity Dividend Fund, Institutional Class	21,003	53,322		4,372		69,953	$1,734,839	$11,776	$29,294
BlackRock EuroFund, Institutional Class	105,028	31,814		14,911		121,931	$1,919,191	$59,677	$(45,926)
BlackRock Global Long/Short Credit Fund, Institutional Class	35,982	1,580		—		37,562	$397,782	$12,104	$4,275
BlackRock Global Long/Short Equity Fund, Institutional Class	34,031	37		—		34,068	$410,858	$5,451	$443
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	36,241	10,838		36,417		10,662	$115,153	$140	$(19,195)
BlackRock International Fund, Institutional Class	67,909	1,541		14,997		54,453	$811,893	$21,788	$(6,403)
BlackRock International Opportunities Portfolio, Institutional Class	13,501	1,947		6,530		8,918	$316,848	$12,452	$48,080
BlackRock Liquidity Funds, TempFund, Institutional Class	2,547,320	—		136,857	[1]	2,410,463	$2,410,463	$735	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,092,078	[2]	—		$1,092,078	$1,092,078	$4,030	—
BlackRock Pacific Fund, Inc., Institutional Class	29,236	2,234		—		31,470	$620,907	$2,684	$35,492
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	38,499	1,088		—		39,587	$403,388	$4,062	$6,833
iShares International Developed Real Estate ETF	24,486	25,750		—		50,236	$1,609,059	$13,974	—
iShares MSCI Canada ETF	—	13,239		—		13,239	$385,520	—	—
iShares MSCI Germany ETF	8,292	—		—		8,292	$245,609	—	—
iShares Russell 2000 ETF	4,018	—		187		3,831	$464,164	$3,256	$2,150
iShares U.S. Consumer Goods ETF	—	4,413		—		4,413	$464,203	—	—
iShares U.S. Energy ETF	9,254	2,652		9,254		2,652	$123,557	$2,019	$(114,894)
iShares U.S. Financials ETF	9,208	—		9,208		—	—	$6,166	$261,938
iShares U.S. Healthcare ETF	4,579	2,180		6,759		—	—	—	$93,202
iShares U.S. Industrials ETF	5,229	—		4,414		815	$87,458	$4,306	$37,794
iShares U.S. Real Estate ETF	5,797	8,346		—		14,143	$1,067,797	$14,032	—
iShares U.S. Technology ETF	9,372	462		9,372		462	$49,559	$4,279	$175,820
Master Basic Value LLC	$1,129,088	—		$1,129,088	[1,3]	—	—	$32,919	$152,531
Master Large Cap Growth Portfolio	$1,175,087	$1,687,616	[2,3]	—		$2,862,703	$2,862,703	$12,574	$33,255
Master Total Return Portfolio	$2,389,318	—		$2,166,643	[1,3]	$222,675	$222,675	$12,311	$6,136

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
27	SGX CNX Nifty Index	Singapore	May 2015	$445,851	$(3,166)
3	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$311,835	(983)
25	Euro STOXX 50 Index	Eurex	June 2015	$999,529	(9,834)
2	FTSE 100 Index	London	June 2015	$212,964	956
6	JPY Currency Futures	Chicago Mercantile	June 2015	$628,350	9,572
10	Nikkei 225 Futures	Osaka	June 2015	$1,630,317	53,019
(1)	EUR Currency Futures	Chicago Mercantile	June 2015	$140,825	(8,192)
(10)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$1,201,328	(10,923)
(16)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$2,054,000	(5,008)
Total					$25,441

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$20,664,403	$4,177,456	—	$24,841,859

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$53,975	—	—	$53,975
Foreign currency exchange contracts	9,572	—	—	9,572
Liabilities:
Equity contracts	(13,983)	—	—	(13,983)
Foreign currency exchange contracts	(8,192)	—	—	(8,192)
Interest rate contracts	(15,931)	—	—	(15,931)

Total	$25,441	—	—	$25,441

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	45

Schedule of Investments (concluded)	BlackRock LifePath® Active 2040 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$ 220,000	—	—	$ 220,000
Liabilities:
Collateral on securities loaned at value	—	$ (1,092,078)	—	(1,092,078)
Bank overdraft	—	(11,207)	—	(11,207)

Total	$ 220,000	$ (1,103,285)	—	$ (883,285)

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 87.3%
BlackRock Basic Value Fund, Inc., Class K (b)	64,943	$1,819,052
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	39,351	1,045,553
BlackRock Commodity Strategies Fund, Institutional Class	69,020	563,199
BlackRock Emerging Markets Fund, Inc., Institutional Class	30,236	618,630
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	19,211	201,139
BlackRock Equity Dividend Fund, Institutional Class	40,912	1,014,610
BlackRock EuroFund, Institutional Class	70,154	1,104,232
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	17,174	207,118
BlackRock International Fund, Institutional Class	34,238	510,486
BlackRock International Opportunities Portfolio, Institutional Class	5,976	212,323
BlackRock Pacific Fund, Inc., Institutional Class	13,416	264,705
iShares International Developed Real Estate ETF	33,651	1,077,842
iShares MSCI Canada ETF	8,174	238,027
iShares MSCI Germany ETF	4,079	120,820
iShares Russell 2000 ETF	2,475	299,871
iShares U.S. Consumer Goods ETF	2,619	275,493
iShares U.S. Industrials ETF (c)	1,379	147,980
iShares U.S. Real Estate ETF (c)	9,465	714,607
iShares U.S. Technology ETF	737	79,058
Master Large Cap Growth Portfolio	$1,826,931	1,826,931

		12,341,676

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 3.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	18,950	$200,682
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	19,961	203,406
Master Total Return Portfolio	$140,159	140,159

		544,247

Short-Term Securities — 14.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	1,251,899	1,251,899
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$741,960	741,960

		1,993,859
Total Affiliated Investment Companies (Cost — $14,235,314) — 105.3%		14,879,782
Liabilities in Excess of Other Assets — (5.3)%		(750,768)

Net Assets — 100.0%		$14,129,014

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	47

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	64,943		—		64,943	$1,819,052	—	—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,981	29,977		2,607		39,351	$1,045,553	—	$90,218
BlackRock Commodity Strategy Fund, Institutional Class	50,220	18,800		—		69,020	$563,199	$95	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,555	10,580		13,899		30,236	$618,630	$3,680	$(8,141)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	19,211	—		—		19,211	$201,139	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	9,936		9,936		—	—	—	$(50,873)
BlackRock Equity Dividend Fund, Institutional Class	14,382	29,207		2,677		40,912	$1,014,610	$7,195	$19,815
BlackRock EuroFund, Institutional Class	77,627	20,408		27,881		70,154	$1,104,232	$42,754	$(74,062)
BlackRock Global Long/Short Credit Fund, Institutional Class	18,153	797		—		18,950	$200,682	$6,106	$2,157
BlackRock Global Long/Short Equity Fund, Institutional Class	17,155	19		—		17,174	$207,118	—	$223
BlackRock International Fund, Institutional Class	42,651	968		9,381		34,238	$510,486	$13,684	$(1,008)
BlackRock International Opportunities Portfolio, Institutional Class	8,793	1,268		4,085		5,976	$212,323	$8,110	$16,747
BlackRock Liquidity Funds, TempFund, Institutional Class	2,072,299	—		820,400	[1]	1,251,899	$1,251,899	$396	—
BlackRock Liquidity Series, LLC, Money Market Series	$273,372	$468,588	[2]	—		$741,960	$741,960	$4,181	—
BlackRock Pacific Fund, Inc., Institutional Class	12,464	952		—		13,416	$264,705	$1,144	$15,131
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	19,413	548		—		19,961	$203,406	$2,118	$3,446
iShares International Developed Real Estate ETF	16,705	17,897		951		33,651	$1,077,842	$9,428	$(3,785)
iShares MSCI Canada ETF	—	8,174		—		8,174	$238,027	—	—
iShares MSCI Germany ETF	4,079	—		—		4,079	$120,820	—	—
iShares Russell 2000 ETF	2,156	319		—		2,475	$299,871	$1,907	—
iShares U.S. Consumer Goods ETF	—	2,619		—		2,619	$275,493	—	—
iShares U.S. Energy ETF	6,227	—		6,227		—	—	$1,359	$(77,312)
iShares U.S. Financials ETF	6,187	776		6,963		—	—	$4,171	$134,868
iShares U.S. Healthcare ETF	3,074	452		3,526		—	—	$307	$61,996
iShares U.S. Industrial ETF	3,514	—		2,135		1,379	$147,980	$2,829	$18,120
iShares U.S. Real Estate ETF	3,634	6,349		518		9,465	$714,607	$9,192	$(380)
iShares U.S. Technology ETF	6,288	737		6,288		737	$79,058	$2,731	$96,412
Master Basic Value LLC	$773,490	—		$773,490	[1,3]	—	—	$21,624	$48,659
Master Large Cap Growth Portfolio	$802,104	$1,024,827	[2,3]	—		$1,826,931	$1,826,931	$8,494	$22,188
Master Total Return Portfolio	$1,204,456	—		$1,064,297	[1,3]	$140,159	$140,159	$6,398	$3,620

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

• As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
16	SGX CNX Nifty Index	Singapore	May 2015	$264,208	$(1,918)
4	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$415,780	(1,311)
17	Euro STOXX 50 Index	Eurex	June 2015	$679,680	(5,912)
1	FTSE 100 Index	London	June 2015	$106,482	478
4	JPY Currency Futures	Chicago Mercantile	June 2015	$418,900	6,381
6	Nikkei 225 Futures	Osaka	June 2015	$978,190	39,443
(1)	EUR Currency Futures	Chicago Mercantile	June 2015	$140,825	(8,192)
(6)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$720,797	(6,554)
(12)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$1,540,500	(3,756)
Total					$18,659

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,170,732	$2,709,050	—	$14,879,782

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$39,921	—	—	$39,921
Foreign currency exchange contracts	6,381	—	—	6,381
Liabilities:
Equity contracts	(9,141)	—	—	(9,141)
Foreign currency exchange contracts	(8,192)	—	—	(8,192)
Interest rate contracts	(10,310)	—	—	(10,310)

Total	$18,659	—	—	$18,659

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	49

Schedule of Investments (concluded)	BlackRock LifePath® Active 2045 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$ 175,000	—	—	$ 175,000
Liabilities:
Collateral on securities loaned at value	—	$ (741,960)	—	(741,960)
Bank overdraft	—	(8,088)	—	(8,088)

Total	$ 175,000	$ (750,048)	—	$ (575,048)

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 86.6%
BlackRock Basic Value Fund, Inc., Class K (b)	62,430	$1,748,655
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	41,522	1,103,234
BlackRock Commodity Strategies Fund, Institutional Class	63,631	519,233
BlackRock Emerging Markets Fund, Inc., Institutional Class	31,753	649,664
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	11,644	121,913
BlackRock Equity Dividend Fund, Institutional Class	42,943	1,064,984
BlackRock EuroFund, Institutional Class	83,991	1,322,022
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	10,410	125,546
BlackRock International Fund, Institutional Class	23,780	354,557
BlackRock International Opportunities Portfolio, Institutional Class	5,295	188,135
BlackRock Pacific Fund, Inc., Institutional Class	11,818	233,178
iShares International Developed Real Estate ETF	33,742	1,080,756
iShares MSCI Canada ETF	8,653	251,975
iShares MSCI Germany ETF	3,352	99,286
iShares Russell 2000 ETF	2,410	291,996
iShares U.S. Consumer Goods ETF	2,590	272,442
iShares U.S. Energy ETF	866	40,347
iShares U.S. Financials ETF	796	70,637
iShares U.S. Industrials ETF	972	104,305
iShares U.S. Real Estate ETF (c)	9,491	716,571
iShares U.S. Technology ETF	981	105,232
Master Large Cap Growth Portfolio	$1,745,971	1,745,971

		12,210,639

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 2.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	11,477	$121,543
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	12,071	123,004
Master Total Return Portfolio	$131,519	131,519

		376,066

Short-Term Securities — 16.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	1,554,177	1,554,177
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$732,888	732,888

		2,287,065
Total Affiliated Investment Companies (Cost — $14,314,576) — 105.5%		14,873,770
Liabilities in Excess of Other Assets — (5.5)%		(773,779)

Net Assets — 100.0%		$14,099,991

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	51

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., BlackRock Class	—	63,589		1,159		62,430	$1,748,655	—	$127
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12,105	32,510		3,093		41,522	$1,103,234	—	$98,158
BlackRock Commodity Strategies Fund, Institutional Class	46,269	17,362		—		63,631	$519,233	$87	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,053	8,944		10,244		31,753	$649,664	$3,625	$(6,419)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	11,644	—		—		11,644	$121,913	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	9,242		9,242		—	—	—	$(47,320)
BlackRock Equity Dividend Fund, Institutional Class	14,441	31,697		3,195		42,943	$1,064,984	$7,652	$21,571
BlackRock EuroFund, Institutional Class	73,424	28,098		17,531		83,991	$1,322,022	$40,306	$(53,994)
BlackRock Global Long/Short Credit Fund, Institutional Class	10,995	482		—		11,477	$121,543	$3,699	$1,306
BlackRock Global Long/Short Equity Fund, Institutional Class	10,399	11		—		10,410	$125,546	—	$135
BlackRock International Fund, Institutional Class	31,873	723		8,816		23,780	$354,557	$10,226	$(1,745)
BlackRock International Opportunities Portfolio, Institutional Class	7,983	1,151		3,839		5,295	$188,135	$7,363	$15,961
BlackRock Liquidity Funds, TempFund, Institutional Class	2,239,857	—		685,680	[1]	1,554,177	$1,554,177	$448	—
BlackRock Liquidity Series, LLC, Money Market Series	$251,864	$481,024	[2]	—		$732,888	$732,888	$4,010	—
BlackRock Pacific Fund, Inc., Institutional Class	10,980	838		—		11,818	$233,178	$1,008	$13,329
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	11,739	332		—		12,071	$123,004	$1,280	$2,084
iShares International Developed Real Estate ETF	18,833	14,909		—		33,742	$1,080,756	$9,915	—
iShares MSCI Canada ETF	—	8,653		—		8,653	$251,975	—	—
iShares MSCI Germany ETF	3,352	—		—		3,352	$99,286	—	—
iShares Russell 2000 ETF	1,695	715		—		2,410	$291,996	$1,677	—
iShares U.S. Consumer Goods ETF	—	2,590		—		2,590	$272,442	—	—
iShares U.S. Energy ETF	6,086	866		6,086		866	$40,347	$1,328	$(75,561)
iShares U.S. Financials ETF	6,054	765		6,023		796	$70,637	$4,537	$88,424
iShares U.S. Healthcare ETF	3,010	—		3,010		—	—	$350	$61,998
iShares U.S. Industrials ETF	3,443	—		2,471		972	$104,305	$2,873	$21,164
iShares U.S. Real Estate ETF	3,348	6,143		—		9,491	$716,571	$8,977	—
iShares U.S. Technology ETF	6,150	981		6,150		981	$105,232	$2,714	$85,450
Master Basic Value LLC	$755,914	—		$755,914	[1,3]	—	—	$21,409	$(7,103)
Master Large Cap Growth Portfolio	$775,439	$970,532	[2,3]	—		$1,745,971	$1,745,971	$8,309	$21,122
Master Total Return Portfolio	$724,622	—		$593,103	[1,3]	$131,519	$131,519	$4,605	$3,262

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
16	SGX CNX Nifty Index	Singapore	May 2015	$264,208	$(1,868)
3	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$311,835	(983)
15	Euro STOXX 50 Index	Eurex	June 2015	$599,718	(9,076)
1	FTSE 100 Index	London	June 2015	$106,482	486
4	JPY Currency Futures	Chicago Mercantile	June 2015	$418,900	6,381
6	Nikkei 225 Futures	Osaka	June 2015	$978,190	39,311
(6)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$720,797	(6,554)
(12)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$1,540,500	(3,756)
Total					$23,941

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,263,392	$2,610,378	—	$14,873,770

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$39,797	—	—	$39,797
Foreign currency exchange contracts	6,381	—	—	6,381
Liabilities:
Equity contracts	(11,927)	—	—	(11,927)
Interest rate contracts	(10,310)	—	—	(10,310)

Total	$23,941	—	—	$23,941

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	53

Schedule of Investments (concluded)	BlackRock LifePath® Active 2050 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$160,000	—	—	$160,000
Liabilities:
Collateral on securities loaned at value	—	$ (732,888)	—	(732,888)
Bank overdraft	—	(12,017)	—	(12,017)

Total	$160,000	$ (744,905)	—	$(584,905)

During	the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock LifePath® Active 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 86.2%
BlackRock Basic Value Fund, Inc., Class K (b)	12,126	$339,663
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	7,915	210,308
BlackRock Commodity Strategies Fund, Institutional Class	12,431	101,434
BlackRock Emerging Markets Fund, Inc., Institutional Class	5,936	121,451
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	1,233	12,909
BlackRock Equity Dividend Fund, Institutional Class	8,242	204,411
BlackRock EuroFund, Institutional Class	11,385	179,195
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	1,102	13,291
BlackRock International Fund, Institutional Class	6,594	98,320
BlackRock International Opportunities Portfolio, Institutional Class	2,510	89,165
BlackRock Pacific Fund, Inc., Institutional Class	2,536	50,039
iShares International Developed Real Estate ETF	6,496	208,067
iShares MSCI Canada ETF	1,510	43,971
iShares MSCI Germany ETF	1,233	36,521
iShares Russell 2000 ETF	471	57,066
iShares U.S. Consumer Goods ETF	508	53,437
iShares U.S. Financials ETF	317	28,131
iShares U.S. Industrials ETF (c)	335	35,949
iShares U.S. Real Estate ETF (c)	1,827	137,939
iShares U.S. Technology ETF	143	15,340
Master Large Cap Growth Portfolio	$342,730	342,730

		2,379,337

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 0.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	1,214	$12,858
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,024	10,431

		23,289

Short-Term Securities — 18.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	350,127	350,127
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$150,570	150,570

		500,697
Total Affiliated Investment Companies (Cost — $ 2,819,241) — 105.2%		2,903,323
Liabilities in Excess of Other Assets — (5.2)%		(143,567)

Net Assets — 100.0%		$2,759,756

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	55

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	12,546		420		12,126	$339,663	—	$132
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	2,717	5,907		709		7,915	$210,308	—	$16,524
BlackRock Commodity Strategies Fund, Institutional Class	10,078	2,353		—		12,431	$101,434	$19	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	7,419	42		1,525		5,936	$121,451	$814	$(915)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	1,233	—		—		1,233	$12,909	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	1,948		1,948		—	—	—	$(9,976)
BlackRock Equity Dividend Fund, Institutional Class	3,243	5,734		735		8,242	$204,411	$1,425	$3,614
BlackRock EuroFund, Institutional Class	10,947	3,863		3,425		11,385	$179,195	$6,459	$(5,859)
BlackRock Global Long/Short Credit Fund, Institutional Class	1,163	51		—		1,214	$12,858	$391	$138
BlackRock Global Long/Short Equity Fund, Institutional Class	1,101	1		—		1,102	$13,291	—	$14
BlackRock International Fund, Institutional Class	8,554	194		2,154		6,594	$98,320	$2,744	$456
BlackRock International Opportunities Portfolio, Institutional Class	2,849	411		750		2,510	$89,165	$2,628	$7,475
BlackRock Liquidity Funds, TempFund, Institutional Class	492,631	—		142,504	[1]	350,127	$350,127	$110	—
BlackRock Liquidity Series, LLC, Money Market Series	$24,548	$126,022	[2]	—		$150,570	$150,570	$876	—
BlackRock Pacific Fund, Inc., Institutional Class	3,650	279		1,393		2,536	$50,039	$335	$184
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	996	28		—		1,024	$10,431	$101	$177
iShares International Developed Real Estate ETF	6,244	252		—		6,496	$208,067	$2,489	—
iShares MSCI Canada ETF	—	1,510		—		1,510	$43,971	—	—
iShares MSCI Germany ETF	1,233	—		—		1,233	$36,521	—	—
iShares Russell 2000 ETF	345	126		—		471	$57,066	$334	—
iShares U.S. Consumer Goods ETF	—	508		—		508	$53,437	—	—
iShares U.S. Energy ETF	1,345	—		1,345		—	—	$294	$(16,699)
iShares U.S. Financials ETF	1,335	—		1,018		317	$28,131	$1,080	$19,525
iShares U.S. Healthcare ETF	665	—		665		—	—	$87	$14,187
iShares U.S. Industrials ETF	760	—		425		335	$35,949	$577	$3,557
iShares U.S. Real Estate ETF	355	1,472		—		1,827	$137,939	$1,494	—
iShares U.S. Technology ETF	1,360	143		1,360		143	$15,340	$600	$25,594
Master Basic Value LLC	$172,165	—		$172,165	[1,3]	—	—	$20,731	$(7,869)
Master Large Cap Growth Portfolio	$178,388	$164,342	[2,3]	—		$342,730	$342,730	$1,600	$4,388

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock LifePath® Active 2055 Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	SGX CNX Nifty Index Futures	Singapore	May 2015	$49,539	$(276)
1	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$103,945	(328)
3	Euro STOXX 50 Index	Eurex	June 2015	$119,944	(801)
1	JPY Currency Futures	Chicago Mercantile	June 2015	$104,725	1,595
1	Nikkei 225 Futures	Osaka	June 2015	$163,032	7,286
Total					$7,476

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,410,023	$493,300	—	$2,903,323

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$7,286	—	—	$7,286
Foreign currency exchange contracts	1,595	—	—	1,595
Liabilities:
Equity contracts	(1,405)	—	—	(1,405)

Total	$7,476	—	—	$7,476

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$31,000	—	—	$31,000
Liabilities:
Collateral on securities loaned at value	—	$(150,570)	—	(150,570)

Total	$31,000	$(150,570)	—	$(119,570)

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	57

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Assets
Investments at value — affiliated[1,2]	$24,321,772	$37,359,560	$32,485,894	$31,631,799	$22,908,281	$24,841,859	$14,879,782	$14,873,770	$2,903,323
Cash pledged for financial futures contracts	197,000	275,000	228,700	236,930	212,000	220,000	175,000	160,000	31,000
Variation margin receivable on financial futures contracts	6,553	5,236	5,195	6,359	5,244	5,765	3,816	3,717	177
Investments sold receivable — affiliated	246,979	471,246	352,494	384,464	337,313	372,627	140,069	210,495	15,503
Receivable from Manager	19,607	16,811	19,183	17,225	16,854	16,500	15,858	17,647	11,063
Capital shares sold receivable	7,921	6,560	5,497	9,448	19,089	9,034	4,852	14,959	1,323
Dividends receivable — affiliated	74	224	196	186	172	142	61	74	20
Securities lending income receivable — affiliated	330	253	367	440	340	254	361	89	57
Prepaid expenses	106,740	52,113	51,926	52,153	51,512	51,373	51,293	51,206	41,722

Total assets	24,906,976	38,187,003	33,149,452	32,339,004	23,550,805	25,517,554	15,271,092	15,331,957	3,004,188

Liabilities
Investments purchased payable — affiliated	413,368	788,902	679,952	606,449	639,913	559,516	317,725	398,392	59,432
Collateral on securities loaned at value	371,958	615,466	654,237	985,563	—	1,092,078	741,960	732,888	150,570
Bank overdraft	9,153	13,480	12,428	14,683	10,915	11,207	8,088	12,017	—
Variation margin payable on financial futures contracts	35,669	70,957	57,239	65,609	54,604	50,422	33,344	30,489	5,727
Capital shares redeemed payable	287,074	4,243	24,144	42,033	11,456	6,924	6,506	22,353	6
Professional fees payable	13,365	7,745	8,936	8,701	8,931	9,730	10,472	10,808	13,544
Service and distribution fees payable	6,126	9,696	8,542	7,858	5,957	6,196	4,066	3,903	114
Officer’s and Trustees’ fees payable	799	2,120	2,121	2,131	387	375	454	462	546
Other affiliates payable	178	84	199	134	90	168	43	97	—
Other accrued expenses payable	20,876	21,789	23,034	21,826	19,564	22,151	19,420	20,557	14,493

Total liabilities	1,158,566	1,534,482	1,470,832	1,754,987	751,817	1,758,767	1,142,078	1,231,966	244,432

Net Assets	$23,748,410	$36,652,521	$31,678,620	$30,584,017	$22,798,988	$23,758,787	$14,129,014	$14,099,991	$2,759,756

Net Assets Consist of
Paid-in capital	$22,222,801	$33,881,228	$28,573,578	$26,940,692	$20,630,848	$21,064,495	$12,612,263	$12,702,660	$2,442,168
Undistributed (distributions in excess of) net investment income	(149,043)	(218,265)	(157,077)	(110,080)	(49,334)	(59,976)	(34,654)	(34,348)	13,675
Undistributed net realized gain	973,461	1,683,344	2,137,349	2,214,952	1,271,860	1,686,961	888,278	848,544	212,355
Net unrealized appreciation (depreciation)	701,191	1,306,214	1,124,770	1,538,453	945,614	1,067,307	663,127	583,135	91,558

Net Assets	$23,748,410	$36,652,521	$31,678,620	$30,584,017	$22,798,988	$23,758,787	$14,129,014	$14,099,991	$2,759,756

[1] Investments at cost — affiliated	$23,622,089	$36,060,894	$31,371,115	$30,107,575	$21,992,509	$23,799,993	$14,235,314	$14,314,576	$2,819,241
[2] Securities loaned at value	$ 358,833	$ 595,202	$ 633,096	$ 953,922	—	$ 1,057,076	$ 718,166	$ 709,398	$ 145,733

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	APRIL 30, 2015

Statements of Assets and Liabilities (concluded)

April 30, 2015 (Unaudited)	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Net Asset Value
Institutional
Net assets	$519,791	$59,593	$35,502	$81,646	$100,633	$108,727	$71,186	$159,875	$28,876

Shares outstanding[1]	48,612	5,514	3,245	7,744	9,219	9,981	5,997	14,555	2,500

Net asset value	$10.69	$10.81	$10.94	$10.54	$10.92	$10.89	$11.87	$10.98	$11.55

Investor A
Net assets	$15,294,393	$23,443,257	$17,840,380	$19,137,975	$13,371,206	$14,763,738	$7,041,432	$7,353,188	$274,960

Shares outstanding[1]	1,446,181	2,188,299	1,639,670	1,830,939	1,235,160	1,369,684	601,549	676,872	23,885

Net asset value	$10.58	$10.71	$10.88	$10.45	$10.83	$10.78	$11.71	$10.86	$11.51

Class K
Net assets	$767,252	$1,487,426	$1,758,646	$1,883,071	$1,350,035	$1,139,061	$576,232	$557,770	$2,296,810

Shares outstanding[1]	71,938	137,796	160,514	178,402	123,613	104,548	48,493	50,747	198,748

Net asset value	$10.67	$10.79	$10.96	$10.56	$10.92	$10.90	$11.88	$10.99	$11.56

Class R
Net assets	$7,166,974	$11,662,245	$12,044,092	$9,481,325	$7,977,114	$7,747,261	$6,440,164	$6,029,158	$159,110

Shares outstanding[1]	677,579	1,097,548	1,114,610	910,644	742,199	720,940	554,637	557,254	13,850

Net asset value	$10.58	$10.63	$10.81	$10.41	$10.75	$10.75	$11.61	$10.82	$11.49

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	59

Statements of Operations

Six Months Ended April 30, 2015 (Unaudited)	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Investment Income
Dividends — affiliated	$123,765	$194,420	$183,275	$199,929	$160,724	$179,053	$117,206	$108,065	$21,981
Securities lending income — affiliated — net	3,971	4,934	4,565	6,087	3,138	4,030	4,181	4,010	876
Other income — affiliated	997	1,117	836	527	616	845	235	281	107
Net investment income allocated from affiliated
Master Portfolios:
Income	130,704	171,469	131,581	110,632	66,602	57,804	36,516	34,323	22,331
Expenses	(8,720)	(15,461)	(15,354)	(15,997)	(12,845)	(13,027)	(8,552)	(8,306)	(1,666)

Total income	250,717	356,479	304,903	301,178	218,235	228,705	149,586	138,373	43,629

Fund Expenses
Professional	29,282	25,137	24,302	24,417	21,581	22,288	19,605	19,309	17,158
Registration	26,172	23,865	23,695	23,871	23,754	23,510	23,531	23,515	29,115
Service — Investor A	20,102	28,521	21,531	24,456	15,503	16,958	8,264	8,084	292
Service and distribution — Class R	16,980	27,369	30,159	23,390	19,344	18,395	15,732	14,468	230
Accounting	8,913	9,743	9,385	9,369	8,773	8,832	8,249	8,225	5,668
Custodian	7,362	7,402	7,100	5,986	7,487	7,509	7,391	7,219	6,004
Officer and Trustees	5,611	8,642	8,622	8,628	2,839	2,850	2,780	2,772	2,701
Printing	5,294	5,350	5,398	5,485	4,598	4,805	4,137	4,168	3,716
Administration	6,369	9,324	8,173	8,119	5,692	5,847	3,616	3,447	694
Administration — Institutional	22	9	26	10	11	12	8	19	3
Administration — Investor A	1,751	2,468	1,866	2,123	1,341	1,467	715	698	25
Administration — Class K	74	153	116	150	119	107	63	60	243
Administration — Class R	733	1,178	1,312	1,014	842	797	683	627	10
Transfer agent — Institutional	136	157	106	133	125	146	129	200	33
Transfer agent — Investor A	13,363	14,386	13,676	12,972	11,035	11,776	9,171	12,669	445
Transfer agent — Class K	95	72	93	145	96	127	153	128	23
Transfer agent — Class R	5,946	6,651	9,734	6,993	6,672	7,512	5,189	6,911	91
Miscellaneous	5,223	5,289	5,270	5,272	5,197	5,202	5,145	5,137	5,761

Total expenses	153,428	175,716	170,564	162,533	135,009	138,140	114,561	117,656	72,212
Less administration fees waived	(6,369)	(9,324)	(8,173)	(8,119)	(5,692)	(5,847)	(3,616)	(3,447)	(694)
Less administration fees waived — class specific	(2,550)	(3,808)	(3,296)	(3,297)	(2,313)	(2,383)	(1,451)	(1,404)	(275)
Less transfer agent fees waived — class specific	(141)	(233)	(276)	(290)	(237)	(307)	(276)	(205)	(77)
Less transfer agent fees reimbursed — class specific	(8,264)	(4,656)	(9,211)	(5,925)	(7,951)	(9,102)	(8,235)	(13,722)	(348)
Less expenses reimbursed by Manager	(87,532)	(85,103)	(83,447)	(82,703)	(73,904)	(74,671)	(70,513)	(70,020)	(69,798)

Total expenses after fees waived and/or reimbursed	48,572	72,592	66,161	62,199	44,912	45,830	30,470	28,858	1,020

Net investment income	202,145	283,887	238,742	238,979	173,323	182,875	119,116	109,515	42,609

Realized and Unrealized Gain
Net realized gain from:
Investments — affiliated	66,715	270,890	380,538	377,670	28,515	252,450	60,663	36,965	17,921
Capital gain distributions received from affiliated investment companies	158,770	278,834	293,342	308,945	233,946	296,284	182,909	187,703	40,207
Allocation from affiliated Master Portfolios	317,758	435,714	348,859	388,418	113,094	191,922	74,467	17,281	(3,481)
Financial futures contracts	399,531	730,768	716,440	813,914	523,026	570,095	365,849	332,477	83,359

	942,774	1,716,206	1,739,179	1,888,947	898,581	1,310,751	683,888	574,426	138,006

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(180,120)	(374,388)	(531,693)	(532,279)	(216,804)	(412,031)	(173,622)	(140,539)	(53,620)
Allocation from affiliated Master Portfolios	(180,093)	(247,893)	(207,894)	(273,182)	(34,189)	(126,005)	(34,315)	24,520	(7,348)
Financial futures contracts	(134,627)	(244,991)	(242,253)	(232,276)	(152,623)	(155,986)	(97,001)	(88,446)	(16,119)

	(494,840)	(867,272)	(981,840)	(1,037,737)	(403,616)	(694,022)	(304,938)	(204,465)	(77,087)

Net realized and unrealized gain	447,934	848,934	757,339	851,210	494,965	616,729	378,950	369,961	60,919

Net Increase in Net Assets Resulting from Operations	$650,079	$1,132,821	$996,081	$1,090,189	$668,288	$799,604	$498,066	$479,476	$103,528

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	APRIL 30, 2015

Statements of Changes in Net Assets

	BlackRock LifePath®		BlackRock LifePath®		BlackRock LifePath®
	Active Retirement Fund		Active 2020 Fund		Active 2025 Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2015	October 31,	2015	October 31,	2015	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2014	(Unaudited)	2014	(Unaudited)	2014

Operations
Net investment income	$202,145	$433,539	$283,887	$486,950	$238,742	$436,204
Net realized gain	942,774	1,319,288	1,716,206	1,632,165	1,739,179	1,891,723
Net change in unrealized appreciation (depreciation)	(494,840)	(372,670)	(867,272)	(332,188)	(981,840)	(313,629)

Net increase in net assets resulting from operations	650,079	1,380,157	1,132,821	1,786,927	996,081	2,014,298

Distributions to Shareholders From[1]
Net investment income:
Institutional	(3,236)	(1,201)	(1,564)	(2,370)	(8,470)	(9,428)
Investor A	(534,967)	(339,600)	(577,258)	(417,584)	(433,394)	(363,066)
Class K	(22,013)	(13,246)	(38,624)	(27,424)	(16,400)	(11,471)
Class R	(199,786)	(115,953)	(262,555)	(202,624)	(301,738)	(156,040)
Net realized gain:
Institutional	(4,909)	(2,335)	(2,593)	(4,863)	(16,444)	(13,366)
Investor A	(879,876)	(710,560)	(973,003)	(941,251)	(925,863)	(583,145)
Class K	(32,499)	(24,549)	(58,075)	(55,312)	(30,704)	(16,194)
Class R	(342,557)	(285,532)	(483,133)	(515,448)	(684,230)	(284,280)

Decrease in net assets resulting from distributions to shareholders	(2,019,843)	(1,492,976)	(2,396,805)	(2,166,876)	(2,417,243)	(1,436,990)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	900,981	2,698,602	4,643,387	6,750,157	2,224,354	3,576,480

Net Assets
Total increase (decrease) in net assets	(468,783)	2,585,783	3,379,403	6,370,208	803,192	4,153,788
Beginning of period	24,217,193	21,631,410	33,273,118	26,902,910	30,875,428	26,721,640

End of period	$23,748,410	$24,217,193	$36,652,521	$33,273,118	$31,678,620	$30,875,428

Undistributed (distributions in excess of) net investment income, end of period	$(149,043)	$408,814	$(218,265)	$377,849	$(157,077)	$364,183

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	61

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Active 2030 Fund		BlackRock LifePath® Active 2035 Fund		BlackRock LifePath® Active 2040 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$238,979	$399,762	$173,323	$220,329	$182,875	$248,937
Net realized gain	1,888,947	2,073,282	898,581	1,327,375	1,310,751	1,927,281
Net change in unrealized appreciation (depreciation)	(1,037,737)	(427,161)	(403,616)	(330,762)	(694,022)	(684,585)

Net increase in net assets resulting from operations	1,090,189	2,045,883	668,288	1,216,942	799,604	1,491,633

Distributions to Shareholders From[1]
Net investment income:
Institutional	(2,569)	(1,884)	(1,889)	(595)	(2,097)	(1,872)
Investor A	(407,723)	(402,907)	(196,047)	(154,258)	(233,509)	(224,496)
Class K	(23,476)	(26,854)	(16,301)	(16,326)	(17,971)	(10,703)
Class R	(166,233)	(158,354)	(121,765)	(78,821)	(116,425)	(92,930)
Net realized gain:
Institutional	(6,334)	(4,511)	(4,438)	(1,940)	(7,379)	(5,004)
Investor A	(1,122,552)	(1,063,823)	(535,620)	(552,835)	(928,713)	(664,230)
Class K	(55,594)	(63,122)	(37,102)	(50,677)	(60,155)	(27,676)
Class R	(525,202)	(480,790)	(361,824)	(320,940)	(523,640)	(323,881)

Decrease in net assets resulting from distributions to shareholders	(2,309,683)	(2,202,245)	(1,274,986)	(1,176,392)	(1,889,889)	(1,350,792)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	962,726	5,188,418	2,439,001	7,051,501	3,528,267	3,197,605

Net Assets
Total increase (decrease) in net assets	(256,768)	5,032,056	1,832,303	7,092,051	2,437,982	3,338,446
Beginning of period	30,840,785	25,808,729	20,966,685	13,874,634	21,320,805	17,982,359

End of period	$30,584,017	$30,840,785	$22,798,988	$20,966,685	$23,758,787	$21,320,805

Undistributed (distributions in excess of) net investment income, end of period	$(110,080)	$250,942	$(49,334)	$113,345	$(59,976)	$127,151

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	APRIL 30, 2015

Statements of Changes in Net Assets (concluded)

	BlackRock LifePath® Active 2045 Fund		BlackRock LifePath® Active 2050 Fund		BlackRock LifePath® Active 2055 Fund
Increase in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$119,116	$129,170	$109,515	$109,835	$42,609	$41,007
Net realized gain	683,888	881,237	574,426	830,682	138,006	223,105
Net change in unrealized appreciation (depreciation)	(304,938)	(261,643)	(204,465)	(237,948)	(77,087)	(42,220)

Net increase in net assets resulting from operations	498,066	748,764	479,476	702,569	103,528	221,892

Distributions to Shareholders From[1]
Net investment income:
Institutional	(1,333)	(1,458)	(3,040)	(2,564)	(456)	(645)
Investor A	(105,173)	(90,146)	(91,512)	(74,714)	(2,895)	(2,323)
Class K	(11,508)	(9,034)	(10,227)	(7,237)	(37,574)	(51,500)
Class R	(96,986)	(54,362)	(80,221)	(40,486)	(1,075)	(534)
Net realized gain:
Institutional	(3,671)	(3,740)	(8,599)	(6,264)	(2,037)	(288)
Investor A	(332,673)	(256,547)	(300,297)	(203,080)	(14,584)	(1,068)
Class K	(30,035)	(22,370)	(27,472)	(17,141)	(156,816)	(22,208)
Class R	(323,004)	(181,777)	(280,211)	(131,926)	(5,416)	(288)

Decrease in net assets resulting from distributions to shareholders	(904,383)	(619,434)	(801,579)	(483,412)	(220,853)	(78,854)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	951,641	4,586,558	1,915,348	5,172,191	275,001	117,677

Net Assets
Total increase in net assets	545,324	4,715,888	1,593,245	5,391,348	157,676	260,715
Beginning of period	13,583,690	8,867,802	12,506,746	7,115,398	2,602,080	2,341,365

End of period	$14,129,014	$13,583,690	$14,099,991	$12,506,746	$2,759,756	$2,602,080

Undistributed (distributions in excess of) net investment income, end of period	$(34,654)	$61,230	$(34,348)	$41,137	$13,675	$13,066

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	63

Financial Highlights	BlackRock LifePath® Active Retirement Fund

	Institutional			Investor A
	Six Months Ended April 30,	Year Ended	Period November 27, 2012[1]	Six Months Ended April 30,
	2015	October 31,	to October 31,	2015	Year Ended October 31,
	(Unaudited)	2014	2013	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.33	$11.41	$10.72	$11.23	$11.32	$10.63	$10.28	$10.05	$8.92

Net investment income[2]	0.10	0.23	0.23	0.09	0.21	0.24	0.26	0.23	0.22
Net realized and unrealized gain	0.23	0.48	0.90	0.20	0.47	0.85	0.70	0.18	1.08

Net increase from investment operations	0.33	0.71	1.13	0.29	0.68	1.09	0.96	0.41	1.30

Distributions from:[3]
Net investment income	(0.39)	(0.27)	(0.18)	(0.36)	(0.25)	(0.14)	(0.28)	(0.18)	(0.17)
Net realized gain	(0.58)	(0.52)	(0.26)	(0.58)	(0.52)	(0.26)	(0.33)	—	—

Total distributions	(0.97)	(0.79)	(0.44)	(0.94)	(0.77)	(0.40)	(0.61)	(0.18)	(0.17)

Net asset value, end of period	$10.69	$11.33	$11.41	$10.58	$11.23	$11.32	$10.63	$10.28	$10.05

Total Return[4]
Based on net asset value	3.15%[5]	6.61%	10.93%[5]	2.78%[5]	6.38%	10.59%	9.96%	4.10%[6]	14.69%[7]

Ratios to Average Net Assets
Total expenses[8]	1.05%[9]	1.21%	1.69%[9]	1.30%[9]	1.27%	1.58%	1.69%	1.62%	1.70%

Total expenses after fees waived and/or reimbursed	0.14%[9]	0.22%	0.31%[9]	0.43%[9]	0.47%	0.56%	0.73%	0.65%	0.47%

Net investment income	1.79%[9]	2.09%	2.58%[9]	1.77%[9]	1.92%	2.22%	2.50%	2.23%	2.31%

Supplemental Data
Net assets, end of period (000)	$520	$119	$51	$15,294	$17,321	$15,076	$9,189	$8,594	$5,429

Portfolio turnover rate	22%	42%	97%[10]	22%	42%	97%	87%	112%	98%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.46% for the Investor A Shares.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.49%	0.42%	0.28%	0.33%	0.43%	0.66%

[9]	Annualized.

[10]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active Retirement Fund

	Class K1						Class R
	Six Months Ended April 30, 2015						Six Months Ended April 30, 2015
		Year Ended October 31,						Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.34	$11.42	$10.72	$10.37	$10.12	$8.97	$11.23	$11.31	$10.62	$10.26	$10.04	$8.91

Net investment income[2]	0.11	0.25	0.26	0.30	0.27	0.26	0.08	0.19	0.22	0.23	0.20	0.18
Net realized and unrealized gain	0.20	0.47	0.88	0.70	0.19	1.08	0.19	0.46	0.85	0.70	0.18	1.09

Net increase from investment operations	0.31	0.72	1.14	1.00	0.46	1.34	0.27	0.65	1.07	0.93	0.38	1.27

Distributions from:[3]
Net investment income	(0.40)	(0.28)	(0.18)	(0.32)	(0.21)	(0.19)	(0.34)	(0.21)	(0.12)	(0.24)	(0.16)	(0.14)
Net realized gain	(0.58)	(0.52)	(0.26)	(0.33)	—	—	(0.58)	(0.52)	(0.26)	(0.33)	—	—

Total distributions	(0.98)	(0.80)	(0.44)	(0.65)	(0.21)	(0.19)	(0.92)	(0.73)	(0.38)	(0.57)	(0.16)	(0.14)

Net asset value, end of period	$10.67	$11.34	$11.42	$10.72	$10.37	$10.12	$10.58	$11.23	$11.31	$10.62	$10.26	$10.04

Total Return[4]
Based on net asset value	2.96%[5]	6.74%	11.03%	10.31%	4.56%[6]	15.09%[7]	2.64%[5]	6.12%	10.42%	9.59%	3.76%[6]	14.36%[7]

Ratios to Average Net Assets
Total expenses[8]	0.92%[9]	0.92%	1.30%	1.50%	1.51%	1.55%	1.57%[9]	1.56%	1.86%	1.91%	1.92%	2.06%

Total expenses after fees waived and/or reimbursed	0.08%[9]	0.12%	0.20%	0.28%	0.27%	0.10%	0.67%[9]	0.71%	0.80%	0.96%	0.97%	0.81%

Net investment income	2.07%[9]	2.26%	2.45%	2.88%	2.61%	2.70%	1.50%[9]	1.67%	2.06%	2.21%	1.92%	1.96%

Supplemental Data
Net assets, end of period (000)	$767	$608	$521	$139	$96	$54	$7,167	$6,169	$5,983	$8,177	$6,299	$5,649

Portfolio turnover rate	22%	42%	97%	87%	112%	98%	22%	42%	97%	87%	112%	98%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.13% for the Class K and Class R Shares, respectively.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.49%	0.42%	0.28%	0.33%	0.43%	0.66%

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	65

Financial Highlights	BlackRock LifePath® Active 2020 Fund

	Institutional			Investor A
	Six Months Ended April 30, 2015	Year Ended October 31,	Period November 27, 2012[1] to October 31,	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.23	$11.47	$10.57	$11.15	$11.40	$10.49	$10.08	$9.84	$8.71

Net investment income[2]	0.12	0.21	0.10	0.09	0.19	0.23	0.24	0.20	0.19
Net realized and unrealized gain	0.23	0.53	1.23	0.24	0.51	1.07	0.71	0.22	1.09

Net increase from investment operations	0.35	0.74	1.33	0.33	0.70	1.30	0.95	0.42	1.28

Distributions from:[3]
Net investment income	(0.29)	(0.32)	(0.17)	(0.29)	(0.29)	(0.13)	(0.25)	(0.18)	(0.15)
Net realized gain	(0.48)	(0.66)	(0.26)	(0.48)	(0.66)	(0.26)	(0.29)	—	—

Total distributions	(0.77)	(0.98)	(0.43)	(0.77)	(0.95)	(0.39)	(0.54)	(0.18)	(0.15)

Net asset value, end of period	$10.81	$11.23	$11.47	$10.71	$11.15	$11.40	$10.49	$10.08	$9.84

Total Return[4]
Based on net asset value	3.36%[5]	6.90%	13.05%[5]	3.15%[5]	6.56%	12.83%	9.98%	4.24%[6]	14.78%[7]

Ratios to Average Net Assets
Total expenses[8]	1.02%[9]	0.95%	1.85%[9]	1.02%[9]	1.18%	1.42%	1.54%	1.52%	1.52%

Total expenses after fees waived and/or reimbursed	0.19%[9]	0.21%	0.30%[9]	0.44%[9]	0.46%	0.54%	0.72%	0.68%	0.55%

Net investment income	2.16%[9]	1.85%	2.54%[9]	1.67%[9]	1.68%	2.10%	2.35%	1.97%	2.05%

Supplemental Data
Net assets, end of period (000)	$60	$157	$83	$23,443	$22,144	$16,884	$11,084	$9,994	$8,433

Portfolio turnover rate	27%	41%	91%[10]	27%	41%	91%	68%	138%	106%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.54% for the Investor A Shares.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.50%	0.46%	0.34%	0.36%	0.47%	0.66%

[9]	Annualized.

[10]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active 2020 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2015	Year Ended October 31,					2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.25	$11.48	$10.57	$10.16	$9.90	$8.75	$11.06	$11.30	$10.41	$10.01	$9.77	$8.65

Net investment income[2]	0.11	0.22	0.26	0.28	0.25	0.23	0.08	0.16	0.20	0.21	0.17	0.16
Net realized and unrealized gain	0.23	0.54	1.08	0.71	0.22	1.09	0.23	0.52	1.06	0.70	0.22	1.09

Net increase from investment operations	0.34	0.76	1.34	0.99	0.47	1.32	0.31	0.68	1.26	0.91	0.39	1.25

Distributions from:[3]
Net investment income	(0.32)	(0.33)	(0.17)	(0.29)	(0.21)	(0.17)	(0.26)	(0.26)	(0.11)	(0.22)	(0.15)	(0.13)
Net realized gain	(0.48)	(0.66)	(0.26)	(0.29)	—	—	(0.48)	(0.66)	(0.26)	(0.29)	—	—

Total distributions	(0.80)	(0.99)	(0.43)	(0.58)	(0.21)	(0.17)	(0.74)	(0.92)	(0.37)	(0.51)	(0.15)	(0.13)

Net asset value, end of period	$10.79	$11.25	$11.48	$10.57	$10.16	$9.90	$10.63	$11.06	$11.30	$10.41	$10.01	$9.77

Total Return[4]
Based on net asset value	3.27%[5]	7.04%	13.16%	10.41%	4.78%[6]	15.26%[7]	3.04%[5]	6.39%	12.50%	9.67%	3.95%[6]	14.53%[7]

Ratios to Average Net Assets
Total expenses[8]	0.66%[9]	0.80%	1.09%	1.25%	1.26%	1.21%	1.27%[9]	1.40%	1.65%	1.75%	1.79%	1.84%

Total expenses after fees waived and/or reimbursed	0.09%[9]	0.11%	0.18%	0.27%	0.25%	0.11%	0.68%[9]	0.70%	0.78%	0.94%	0.96%	0.85%

Net investment income	2.02%[9]	2.01%	2.43%	2.75%	2.40%	2.50%	1.43%[9]	1.46%	1.91%	2.12%	1.69%	1.76%

Supplemental Data
Net assets, end of period (000)	$1,487	$1,396	$946	$594	$326	$262	$11,662	$9,577	$8,991	$8,771	$7,599	$6,655

Portfolio turnover rate	27%	41%	91%	68%	138%	106%	27%	41%	91%	68%	138%	106%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.29% for the Class K and Class R Shares, respectively.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.50%	0.46%	0.34%	0.36%	0.47%	0.66%

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	67

Financial Highlights	BlackRock LifePath® Active 2025 Fund

	Institutional			Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2015 (Unaudited)
		Year Ended October 31, 2014

					Year Ended October 31,
					2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.51	$11.26	$10.16	$11.44	$11.20	$10.09	$9.88	$9.60	$8.46

Net investment income[2]	0.11	0.18	0.16	0.09	0.18	0.20	0.21	0.17	0.15
Net realized and unrealized gain	0.25	0.70	1.29	0.25	0.66	1.23	0.70	0.27	1.10

Net increase from investment operations	0.36	0.88	1.45	0.34	0.84	1.43	0.91	0.44	1.25

Distributions from:[3]
Net investment income	(0.32)	(0.26)	(0.16)	(0.29)	(0.23)	(0.13)	(0.23)	(0.16)	(0.11)
Net realized gain	(0.61)	(0.37)	(0.19)	(0.61)	(0.37)	(0.19)	(0.47)	—	—

Total distributions	(0.93)	(0.63)	(0.35)	(0.90)	(0.60)	(0.32)	(0.70)	(0.16)	(0.11)

Net asset value, end of period	$10.94	$11.51	$11.26	$10.88	$11.44	$11.20	$10.09	$9.88	$9.60

Total Return[4]
Based on net asset value	3.33%[5]	8.05%	14.89%[5]	3.18%[5]	7.79%	14.60%	9.98%	4.54%[6]	14.93%[7]

Ratios to Average Net Assets
Total expenses[8]	0.80%[9]	0.88%	1.84%[9]	1.13%[9]	1.22%	1.45%	1.82%	1.85%	1.79%

Total expenses after fees waived and/or reimbursed	0.19%[9]	0.20%	0.30%[9]	0.45%[9]	0.47%	0.54%	0.73%	0.65%	0.55%

Net investment income	2.03%[9]	1.62%	2.38%[9]	1.64%[9]	1.63%	1.89%	2.13%	1.70%	1.70%

Supplemental Data
Net assets, end of period (000)	$36	$437	$30	$17,840	$16,970	$17,803	$7,932	$6,181	$4,353

Portfolio turnover rate	35%	49%	83%[10]	35%	49%	83%	76%	119%	116%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Investor A Shares.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.53%	0.47%	0.37%	0.38%	0.49%	0.64%

[9]	Annualized.

[10]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active 2025 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2015	Year Ended October 31,					2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.53	$11.28	$10.16	$9.95	$9.66	$8.50	$11.36	$11.12	$10.03	$9.80	$9.52	$8.41

Net investment income[2]	0.09	0.22	0.23	0.25	0.22	0.20	0.08	0.15	0.18	0.18	0.14	0.13
Net realized and unrealized gain	0.28	0.66	1.24	0.70	0.27	1.10	0.25	0.66	1.21	0.70	0.27	1.08

Net increase from investment operations	0.37	0.88	1.47	0.95	0.49	1.30	0.33	0.81	1.39	0.88	0.41	1.21

Distributions from:[3]
Net investment income	(0.33)	(0.26)	(0.16)	(0.27)	(0.20)	(0.14)	(0.27)	(0.20)	(0.11)	(0.18)	(0.13)	(0.10)
Net realized gain	(0.61)	(0.37)	(0.19)	(0.47)	—	—	(0.61)	(0.37)	(0.19)	(0.47)	—	—

Total distributions	(0.94)	(0.63)	(0.35)	(0.74)	(0.20)	(0.14)	(0.88)	(0.57)	(0.30)	(0.65)	(0.13)	(0.10)

Net asset value, end of period	$10.96	$11.53	$11.28	$10.16	$9.95	$9.66	$10.81	$11.36	$11.12	$10.03	$9.80	$9.52

Total Return[4]
Based on net asset value	3.43%[5]	8.14%	14.99%	10.38%	5.05%[6]	15.41%[7]	3.13%[5]	7.58%	14.23%	9.72%	4.35%[6]	14.47%[7]

Ratios to Average Net Assets
Total expenses[8]	0.75%[9]	0.88%	1.21%	1.60%	1.64%	1.59%	1.38%[9]	1.46%	1.72%	2.05%	2.09%	2.13%

Total expenses after fees waived and/or reimbursed	0.10%[9]	0.12%	0.18%	0.25%	0.23%	0.13%	0.69%[9]	0.71%	0.77%	0.96%	0.95%	0.86%

Net investment income	1.69%[9]	1.94%	2.19%	2.57%	2.14%	2.22%	1.42%[9]	1.31%	1.71%	1.87%	1.42%	1.49%

Supplemental Data
Net assets, end of period (000)	$1,759	$570	$478	$184	$116	$64	$12,044	$12,898	$8,411	$6,593	$5,443	$6,148

Portfolio turnover rate	35%	49%	83%	76%	119%	116%	35%	49%	83%	76%	119%	116%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.35% for the Class K and Class R Shares, respectively.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.53%	0.47%	0.37%	0.38%	0.49%	0.64%

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	69

Financial Highlights	BlackRock LifePath® Active 2030 Fund

	Institutional			Investor A
	Six Months Ended April 30, 2015	Year Ended October 31,	Period November 27, 2012[1] to October 31,	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.03	$11.18	$9.96	$10.93	$11.08	$9.87	$9.68	$9.35	$8.20

Net investment income[2]	0.11	0.18	0.11	0.09	0.16	0.19	0.18	0.13	0.12
Net realized and unrealized gain	0.27	0.63	1.49	0.28	0.63	1.36	0.69	0.31	1.12

Net increase from investment operations	0.38	0.81	1.60	0.37	0.79	1.55	0.87	0.44	1.24

Distributions from:[3]
Net investment income	(0.25)	(0.28)	(0.16)	(0.23)	(0.26)	(0.12)	(0.18)	(0.11)	(0.09)
Net realized gain	(0.62)	(0.68)	(0.22)	(0.62)	(0.68)	(0.22)	(0.50)	—	—

Total distributions	(0.87)	(0.96)	(0.38)	(0.85)	(0.94)	(0.34)	(0.68)	(0.11)	(0.09)

Net asset value, end of period	$10.54	$11.03	$11.18	$10.45	$10.93	$11.08	$9.87	$9.68	$9.35

Total Return[4]
Based on net asset value	3.71%[5]	7.65%	16.81%[5]	3.58%[5]	7.46%	16.28%	9.72%	4.69%[6]	15.17%[6]

Ratios to Average Net Assets
Total expenses[7]	1.00%[8]	1.09%	1.92%[8]	1.11%[8]	1.18%	1.41%	1.53%	1.51%	1.62%

Total expenses after fees waived and/or reimbursed	0.21%[8]	0.22%	0.28%[8]	0.46%[8]	0.47%	0.52%	0.68%	0.62%	0.59%

Net investment income	2.01%[8]	1.64%	2.30%[8]	1.64%[8]	1.46%	1.83%	1.84%	1.32%	1.37%

Supplemental Data
Net assets, end of period (000)	$82	$110	$39	$19,138	$20,020	$17,115	$9,343	$8,008	$6,787

Portfolio turnover rate	52%	66%	92%[9]	52%	66%	92%	73%	117%	114%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.55%	0.50%	0.42%	0.45%	0.54%	0.63%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active 2030 Fund

	Class K1						Class R
	Six Months Ended April 30, 2015	Year Ended October 31,					Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.05	$11.19	$9.96	$9.76	$9.43	$8.25	$10.88	$11.02	$9.82	$9.62	$9.31	$8.16

Net investment income[2]	0.09	0.20	0.21	0.22	0.17	0.16	0.07	0.13	0.18	0.15	0.10	0.09
Net realized and unrealized gain	0.30	0.63	1.40	0.71	0.31	1.13	0.28	0.63	1.34	0.70	0.30	1.13

Net increase from investment operations	0.39	0.83	1.61	0.93	0.48	1.29	0.35	0.76	1.52	0.85	0.40	1.22

Distributions from:[3]
Net investment income	(0.26)	(0.29)	(0.16)	(0.23)	(0.15)	(0.11)	(0.20)	(0.22)	(0.10)	(0.15)	(0.09)	(0.07)
Net realized gain	(0.62)	(0.68)	(0.22)	(0.50)	—	—	(0.62)	(0.68)	(0.22)	(0.50)	—	—

Total distributions	(0.88)	(0.97)	(0.38)	(0.73)	(0.15)	(0.11)	(0.82)	(0.90)	(0.32)	(0.65)	(0.09)	(0.07)

Net asset value, end of period	$10.56	$11.05	$11.19	$9.96	$9.76	$9.43	$10.41	$10.88	$11.02	$9.82	$9.62	$9.31

Total Return[4]
Based on net asset value	3.81%[5]	7.80%	16.80%	10.24%	5.04%[6]	15.76%[7]	3.41%[5]	7.26%	16.01%	9.49%	4.25%[6]	14.97%[7]

Ratios to Average Net Assets
Total expenses[8]	0.75%[9]	0.83%	1.09%	1.22%	1.21%	1.34%	1.38%[9]	1.43%	1.69%	1.77%	1.80%	1.94%

Total expenses after fees waived and/or reimbursed	0.11%[9]	0.12%	0.16%	0.22%	0.20%	0.15%	0.70%[9]	0.71%	0.76%	0.91%	0.92%	0.88%

Net investment income	1.77%[9]	1.80%	2.08%	2.30%	1.74%	1.81%	1.39%[9]	1.19%	1.80%	1.59%	1.01%	1.04%

Supplemental Data
Net assets, end of period (000)	$1,883	$1,143	$1,021	$432	$355	$302	$9,481	$9,567	$7,634	$9,304	$7,463	$7,763

Portfolio turnover rate	52%	66%	92%	73%	117%	114%	52%	66%	92%	73%	117%	114%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64% and 14.85% for the Class K and Class R Shares, respectively.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2015 (Unaudited)
		Year Ended October 31,
		2014	2013	2012	2011	2010
Investments in underlying funds	0.55%	0.50%	0.42%	0.45%	0.54%	0.63%

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	71

Financial Highlights	BlackRock LifePath® Active 2035 Fund

	Institutional			Investor A
	Six Months		Period	Six Months
	Ended	Year	November 27,	Ended
	April 30,	Ended	2012[1]	April 30,
	2015	October 31,	to October 31,	2015	Year Ended October 31,
	(Unaudited)	2014	2013	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.26	$11.34	$10.07	$11.16	$11.25	$9.97	$9.39	$9.07	$7.93

Net investment income[2]	0.11	0.16	0.13	0.09	0.15	0.18	0.14	0.07	0.08
Net realized and unrealized gain	0.25	0.72	1.60	0.25	0.69	1.52	0.74	0.32	1.12

Net increase from investment operations	0.36	0.88	1.73	0.34	0.84	1.70	0.88	0.39	1.20

Distributions from:[3]
Net investment income	(0.21)	(0.23)	(0.22)	(0.18)	(0.20)	(0.18)	(0.12)	(0.07)	(0.06)
Net realized gain	(0.49)	(0.73)	(0.24)	(0.49)	(0.73)	(0.24)	(0.18)	—	—

Total distributions	(0.70)	(0.96)	(0.46)	(0.67)	(0.93)	(0.42)	(0.30)	(0.07)	(0.06)

Net asset value, end of period	$10.92	$11.26	$11.34	$10.83	$11.16	$11.25	$9.97	$9.39	$9.07

Total Return[4]
Based on net asset value	3.30%[5]	8.17%	18.13%[5]	3.14%[5]	7.94%	17.66%	9.71%	4.32%[6]	15.21%[6]

Ratios to Average Net Assets
Total expenses[7]	1.14%[8]	1.40%	2.35%[8]	1.32%[8]	1.47%	2.08%	2.29%	2.16%	2.36%

Total expenses after fees waived and/or reimbursed	0.23%[8]	0.22%	0.26%[8]	0.47%[8]	0.47%	0.51%	0.67%	0.60%	0.56%

Net investment income	1.96%[8]	1.47%	2.20%[8]	1.67%[8]	1.35%	1.74%	1.44%	0.77%	0.92%

Supplemental Data
Net assets, end of period (000)	$101	$102	$30	$13,371	$11,926	$8,329	$4,794	$4,878	$3,227

Portfolio turnover rate	52%	61%	104%[9]	52%	61%	104%	76%	94%	115%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.55%	0.50%	0.46%	0.54%	0.60%	0.61%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active 2035 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2015	Year ended October 31,					2015	Year ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.27	$11.35	$10.07	$9.46	$9.13	$7.98	$11.08	$11.18	$9.92	$9.31	$9.00	$7.89

Net investment income[2]	0.10	0.19	0.20	0.18	0.12	0.12	0.08	0.12	0.16	0.11	0.05	0.05
Net realized and unrealized gain	0.25	0.70	1.54	0.77	0.31	1.12	0.24	0.69	1.50	0.75	0.31	1.11

Net increase from investment operations	0.35	0.89	1.74	0.95	0.43	1.24	0.32	0.81	1.66	0.86	0.36	1.16

Distributions from:[3]
Net investment income	(0.21)	(0.24)	(0.22)	(0.16)	(0.10)	(0.09)	(0.16)	(0.18)	(0.16)	(0.07)	(0.05)	(0.05)
Net realized gain	(0.49)	(0.73)	(0.24)	(0.18)	—	—	(0.49)	(0.73)	(0.24)	(0.18)	—	—

Total distributions	(0.70)	(0.97)	(0.46)	(0.34)	(0.10)	(0.09)	(0.65)	(0.91)	(0.40)	(0.25)	(0.05)	(0.05)

Net asset value, end of period	$10.92	$11.27	$11.35	$10.07	$9.46	$9.13	$10.75	$11.08	$11.18	$9.92	$9.31	$9.00

Total Return[4]
Based on net asset value	3.26%[5]	8.27%	18.01%	10.45%	4.73%[6]	15.55%[6]	3.03%[5]	7.65%	17.30%	9.53%	3.96%[6]	14.76%[7]

Ratios to Average Net Assets
Total expenses[8]	0.91%[9]	1.09%	1.70%	1.98%	1.84%	2.19%	1.56%[9]	1.72%	2.36%	2.62%	2.43%	2.85%

Total expenses after fees waived and/or reimbursed	0.12%[9]	0.12%	0.15%	0.18%	0.17%	0.17%	0.71%[9]	0.71%	0.75%	0.91%	0.91%	0.91%

Net investment income	1.83%[9]	1.74%	1.93%	1.87%	1.23%	1.38%	1.51%[9]	1.08%	1.53%	1.20%	0.48%	0.56%

Supplemental Data
Net assets, end of period (000)	$1,350	$878	$719	$234	$207	$70	$7,977	$8,060	$4,797	$3,248	$3,273	$4,219

Portfolio turnover rate	52%	61%	104%	76%	94%	115%	52%	61%	104%	76%	94%	115%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64% for the Class R Shares.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Investments in underlying funds	0.55%	0.50%	0.46%	0.54%	0.60%	0.61%

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	73

Financial Highlights	BlackRock LifePath® Active 2040 Fund

	Institutional			Investor A
	Six Months		Period	Six Months
	Ended	Year	November 27,	Ended
	April 30,	Ended	2012[1]	April 30,
	2015	October 31,	to October 31,	2015	Year Ended October 31,
	(Unaudited)	2014	2013	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.52	$11.48	$9.96	$11.40	$11.37	$9.86	$9.50	$9.17	$8.01

Net investment income[2]	0.11	0.18	0.12	0.09	0.15	0.18	0.13	0.08	0.07
Net realized and unrealized gain	0.29	0.75	1.76	0.29	0.75	1.65	0.73	0.32	1.14

Net increase from investment operations	0.40	0.93	1.88	0.38	0.90	1.83	0.86	0.40	1.21

Distributions from:[3]
Net investment income	(0.23)	(0.24)	(0.20)	(0.20)	(0.22)	(0.16)	(0.11)	(0.07)	(0.05)
Net realized gain	(0.80)	(0.65)	(0.16)	(0.80)	(0.65)	(0.16)	(0.39)	—	—

Total distributions	(1.03)	(0.89)	(0.36)	(1.00)	(0.87)	(0.32)	(0.50)	(0.07)	(0.05)

Net asset value, end of period	$10.89	$11.52	$11.48	$10.78	$11.40	$11.37	$9.86	$9.50	$9.17

Total Return[4]
Based on net asset value	3.67%[5]	8.49%	19.72%[5]	3.55%[5]	8.25%	19.08%	9.56%	4.30%[6]	15.21%[7]

Ratios to Average Net Assets
Total expenses[8]	1.14%[9]	1.26%	1.94%[9]	1.30%[9]	1.41%	1.80%	2.05%	2.16%	2.34%

Total expenses after fees waived and/or reimbursed	0.22%[9]	0.22%	0.26%[9]	0.47%[9]	0.47%	0.51%	0.68%	0.66%	0.66%

Net investment income	1.96%[9]	1.56%	1.81%[9]	1.72%[9]	1.36%	1.68%	1.38%	0.82%	0.84%

Supplemental Data
Net assets, end of period (000)	$109	$120	$88	$14,764	$13,008	$11,640	$6,203	$5,199	$4,621

Portfolio turnover rate	52%	57%	102%[10]	52%	57%	102%	68%	99%	114%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08% for the Investor A Shares.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.59%	0.54%	0.48%	0.51%	0.63%	0.61%

[9]	Annualized.

[10]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active 2040 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2015	Year Ended October 31,					2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.53	$11.48	$9.96	$9.60	$9.25	$8.07	$11.36	$11.32	$9.83	$9.47	$9.14	$7.99

Net investment income[2]	0.11	0.18	0.24	0.18	0.13	0.11	0.08	0.12	0.16	0.10	0.05	0.06
Net realized and unrealized gain	0.30	0.77	1.64	0.72	0.33	1.15	0.29	0.76	1.63	0.73	0.33	1.13

Net increase from investment operations	0.41	0.95	1.88	0.90	0.46	1.26	0.37	0.88	1.79	0.83	0.38	1.19

Distributions from:[3]
Net investment income	(0.24)	(0.25)	(0.20)	(0.15)	(0.11)	(0.08)	(0.18)	(0.19)	(0.14)	(0.08)	(0.05)	(0.04)
Net realized gain	(0.80)	(0.65)	(0.16)	(0.39)	—	—	(0.80)	(0.65)	(0.16)	(0.39)	—	—

Total distributions	(1.04)	(0.90)	(0.36)	(0.54)	(0.11)	(0.08)	(0.98)	(0.84)	(0.30)	(0.47)	(0.05)	(0.04)

Net asset value, end of period	$10.90	$11.53	$11.48	$9.96	$9.60	$9.25	$10.75	$11.36	$11.32	$9.83	$9.47	$9.14

Total Return[4]
Based on net asset value	3.78%[5]	8.66%	19.49%	10.01%	4.95%[6]	15.67%[6]	3.44%[5]	8.06%	18.71%	9.20%	4.18%[6]	14.93%[7]

Ratios to Average Net Assets
Total expenses[8]	0.90%[9]	1.01%	1.46%	1.68%	1.78%	1.89%	1.58%[9]	1.67%	2.10%	2.35%	2.51%	2.83%

Total expenses after fees waived and/or reimbursed	0.12%[9]	0.12%	0.15%	0.18%	0.17%	0.17%	0.71%[9]	0.71%	0.75%	0.91%	0.91%	0.91%

Net investment income	1.95%[9]	1.61%	2.21%	1.81%	1.31%	1.32%	1.50%[9]	1.07%	1.53%	1.09%	0.56%	0.65%

Supplemental Data
Net assets, end of period (000)	$1,139	$847	$468	$401	$224	$204	$7,747	$7,346	$5,786	$5,211	$3,414	$3,496

Portfolio turnover rate	52%	57%	102%	68%	99%	114%	52%	57%	102%	68%	99%	114%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Class R Shares.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.59%	0.54%	0.48%	0.51%	0.63%	0.61%

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	75

Financial Highlights	BlackRock LifePath® Active 2045 Fund

	Institutional			Investor A
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2015 (Unaudited)

					Year Ended October 31,
					2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$12.25	$12.14	$10.38	$12.08	$11.99	$10.24	$9.55	$9.21	$8.08

Net investment income[2]	0.13	0.19	0.14	0.11	0.15	0.18	0.13	0.07	0.07
Net realized and unrealized gain	0.32	0.78	1.95	0.32	0.78	1.86	0.82	0.35	1.10

Net increase from investment operations	0.45	0.97	2.09	0.43	0.93	2.04	0.95	0.42	1.17

Distributions from:[3]
Net investment income	(0.22)	(0.24)	(0.22)	(0.19)	(0.22)	(0.18)	(0.10)	(0.08)	(0.04)
Net realized gain	(0.61)	(0.62)	(0.11)	(0.61)	(0.62)	(0.11)	(0.16)	—	—

Total distributions	(0.83)	(0.86)	(0.33)	(0.80)	(0.84)	(0.29)	(0.26)	(0.08)	(0.04)

Net asset value, end of period	$11.87	$12.25	$12.14	$11.71	$12.08	$11.99	$10.24	$9.55	$9.21

Total Return[4]
Based on net asset value	3.88%[5]	8.31%	20.95%[5]	3.77%[5]	8.02%	20.45%	10.29%	4.50%[6]	14.55%[6]

Ratios to Average Net Assets
Total expenses[7]	1.61%[8]	1.96%	2.93%[8]	1.77%[8]	2.00%	2.80%	3.50%	4.24%	4.76%

Total expenses after fees waived and/or reimbursed	0.23%[8]	0.22%	0.25%[8]	0.48%[8]	0.47%	0.50%	0.70%	0.67%	0.67%

Net investment income	2.14%[8]	1.61%	1.89%[8]	1.84%[8]	1.29%	1.59%	1.33%	0.73%	0.83%

Supplemental Data
Net assets, end of period (000)	$71	$72	$73	$7,041	$6,396	$4,944	$2,641	$1,656	$950

Portfolio turnover rate	49%	72%	101%[9]	49%	72%	101%	103%	82%	123%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.59%	0.54%	0.51%	0.49%	0.60%	0.66%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active 2045 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2015	Year Ended October 31,					2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$12.27	$12.16	$10.38	$9.68	$9.32	$8.16	$11.99	$11.90	$10.16	$9.48	$9.15	$8.04

Net investment income[2]	0.13	0.20	0.22	0.18	0.12	0.12	0.09	0.12	0.15	0.11	0.05	0.05
Net realized and unrealized gain	0.32	0.78	1.89	0.82	0.36	1.12	0.32	0.77	1.85	0.80	0.34	1.10

Net increase from investment operations	0.45	0.98	2.11	1.00	0.48	1.24	0.41	0.89	2.00	0.91	0.39	1.15

Distributions from:[3]
Net investment income	(0.23)	(0.25)	(0.22)	(0.14)	(0.12)	(0.08)	(0.18)	(0.18)	(0.15)	(0.07)	(0.06)	(0.04)
Net realized gain	(0.61)	(0.62)	(0.11)	(0.16)	—	—	(0.61)	(0.62)	(0.11)	(0.16)	—	—

Total distributions	(0.84)	(0.87)	(0.33)	(0.30)	(0.12)	(0.08)	(0.79)	(0.80)	(0.26)	(0.23)	(0.06)	(0.04)

Net asset value, end of period	$11.88	$12.27	$12.16	$10.38	$9.68	$9.32	$11.61	$11.99	$11.90	$10.16	$9.48	$9.15

Total Return[4]
Based on net asset value	3.89%[5]	8.38%	20.92%	10.76%	5.10%[6]	15.20%[6]	3.62%[5]	7.79%	20.14%	9.92%	4.24%[6]	14.38%[7]

Ratios to Average Net Assets
Total expenses[8]	1.30%[9]	1.60%	2.42%	3.17%	4.10%	4.80%	1.91%[9]	2.20%	3.04%	3.78%	4.41%	5.29%

Total expenses after fees waived and/or reimbursed	0.13%[9]	0.12%	0.14%	0.20%	0.17%	0.17%	0.72%[9]	0.70%	0.74%	0.94%	0.91%	0.91%

Net investment income	2.23%[9]	1.65%	1.95%	1.82%	1.19%	1.33%	1.62%[9]	1.00%	1.39%	1.10%	0.50%	0.55%

Supplemental Data
Net assets, end of period (000)	$576	$589	$404	$222	$133	$35	$6,440	$6,527	$3,447	$2,526	$2,168	$2,094

Portfolio turnover rate	49%	72%	101%	103%	82%	123%	49%	72%	101%	103%	82%	123%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25% for the Class R Shares.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.59%	0.54%	0.51%	0.49%	0.60%	0.66%

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	77

Financial Highlights	BlackRock LifePath® Active 2050 Fund

	Institutional			Investor A
	Six Months Ended April 30, 2015	Year Ended October 31,	Period November 27, 2012[1] to October 31,	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.31	$11.11	$9.45	$11.18	$11.00	$9.35	$8.99	$8.71	$7.58

Net investment income[2]	0.11	0.16	0.13	0.09	0.14	0.15	0.12	0.07	0.07
Net realized and unrealized gain	0.29	0.77	1.87	0.29	0.75	1.80	0.70	0.31	1.10

Net increase from investment operations	0.40	0.93	2.00	0.38	0.89	1.95	0.82	0.38	1.17

Distributions from:[3]
Net investment income	(0.19)	(0.21)	(0.20)	(0.16)	(0.19)	(0.16)	(0.10)	(0.07)	(0.04)
Net realized gain	(0.54)	(0.52)	(0.14)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)	—

Total distributions	(0.73)	(0.73)	(0.34)	(0.70)	(0.71)	(0.30)	(0.46)	(0.10)	(0.04)

Net asset value, end of period	$10.98	$11.31	$11.11	$10.86	$11.18	$11.00	$9.35	$8.99	$8.71

Total Return[4]
Based on net asset value	3.71%[5]	8.69%	22.07%[5]	3.60%[5]	8.38%	21.47%	9.69%	4.39%[6]	15.42%[6]

Ratios to Average Net Assets
Total expenses[7]	1.51%[8]	1.91%	3.16%[8]	1.92%[8]	2.27%	3.40%	4.42%	4.87%	5.60%

Total expenses after fees waived and/or reimbursed	0.23%[8]	0.24%	0.24%[8]	0.48%[8]	0.48%	0.49%	0.68%	0.67%	0.67%

Net investment income	2.05%[8]	1.49%	1.60%[8]	1.75%[8]	1.23%	1.52%	1.35%	0.73%	0.83%

Supplemental Data
Net assets, end of period (000)	$160	$180	$136	$7,353	$5,965	$4,009	$2,000	$1,374	$1,063

Portfolio turnover rate	47%	68%	93%[9]	47%	68%	93%	81%	96%	104%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.57%	0.50%	0.54%	0.53%	0.60%	0.61%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active 2050 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2015	Year Ended October 31,					2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.32	$11.12	$9.45	$9.08	$8.79	$7.64	$11.14	$10.96	$9.31	$8.95	$8.68	$7.56

Net investment income[2]	0.12	0.17	0.18	0.17	0.11	0.11	0.08	0.10	0.14	0.10	0.04	0.05
Net realized and unrealized gain	0.29	0.77	1.83	0.70	0.32	1.10	0.29	0.76	1.79	0.69	0.32	1.09

Net increase from investment operations	0.41	0.94	2.01	0.87	0.43	1.21	0.37	0.86	1.93	0.79	0.36	1.14

Distributions from:[3]
Net investment income	(0.20)	(0.22)	(0.20)	(0.14)	(0.11)	(0.06)	(0.15)	(0.16)	(0.14)	(0.07)	(0.06)	(0.02)
Net realized gain	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)	—	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)	—

Total distributions	(0.74)	(0.74)	(0.34)	(0.50)	(0.14)	(0.06)	(0.69)	(0.68)	(0.28)	(0.43)	(0.09)	(0.02)

Net asset value, end of period	$10.99	$11.32	$11.12	$9.45	$9.08	$8.79	$10.82	$11.14	$10.96	$9.31	$8.95	$8.68

Total Return[4]
Based on net asset value	3.81%[5]	8.76%	21.94%	10.20%	4.91%[6]	15.86%[6]	3.52%[5]	8.10%	21.31%	9.32%	4.17%[6]	15.13%[6]

Ratios to Average Net Assets
Total expenses[7]	1.33%[8]	1.73%	2.82%	3.86%	4.00%	4.88%	2.02%[8]	2.45%	3.66%	4.72%	5.17%	6.20%

Total expenses after fees waived and/or reimbursed	0.13%[8]	0.13%	0.13%	0.18%	0.17%	0.17%	0.72%[8]	0.72%	0.73%	0.92%	0.91%	0.91%

Net investment income	2.15%[8]	1.55%	1.76%	1.88%	1.21%	1.36%	1.56%[8]	0.93%	1.37%	1.12%	0.48%	0.58%

Supplemental Data
Net assets, end of period (000)	$558	$551	$344	$137	$76	$139	$6,029	$5,811	$2,626	$2,165	$1,688	$1,506

Portfolio turnover rate	47%	68%	93%	81%	96%	104%	47%	68%	93%	81%	96%	104%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	April 30,
	2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Investments in underlying funds	0.57%	0.50%	0.54%	0.53%	0.60%	0.61%

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	79

Financial Highlights	BlackRock LifePath® Active 2055 Fund

	Institutional			Investor A
	Six Months		Period	Six Months		Period
	Ended	Year	February 28,	Ended	Year	February 28,
	April 30,	Ended	2013[1] to	April 30,	Ended	2013[1] to
	2015	October 31,	October 31,	2015	October 31,	October 31,
	(Unaudited)	2014	2013	(Unaudited)	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$12.11	$11.43	$10.00	$12.06	$11.42	$10.00

Net investment income[2]	0.19	0.19	0.08	0.16	0.13	0.06
Net realized and unrealized gain	0.24	0.87	1.35	0.26	0.88	1.36

Net increase from investment operations	0.43	1.06	1.43	0.42	1.01	1.42

Distributions from:[3]
Net investment income	(0.18)	(0.26)	—	(0.16)	(0.25)	—
Net realized gain	(0.81)	(0.12)	—	(0.81)	(0.12)	—

Total distributions	(0.99)	(0.38)	—	(0.97)	(0.37)	—

Net asset value, end of period	$11.55	$12.11	$11.43	$11.51	$12.06	$11.42

Total Return[4]
Based on net asset value	3.83%[5]	9.28%	14.30%[5]	3.74%[5]	8.96%	14.20%[5]

Ratios to Average Net Assets
Total expenses[6]	5.83%[7]	6.44%	11.19%[7,8]	6.28%[7]	6.74%	9.51%[7,8]

Total expenses after fees waived and/or reimbursed	0.25%[7]	0.24%	0.24%[7]	0.51%[7]	0.49%	0.49%[7]

Net investment income	3.27%[7]	1.60%	1.05%[7]	2.88%[7]	1.08%	0.80%[7]

Supplemental Data
Net assets, end of period (000)	$29	$30	$29	$275	$201	$81

Portfolio turnover rate	45%	47%	45%	45%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013

Investments in underlying funds	0.56%	0.53%	0.54%

[7]	Annualized.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A would have been 12.47% and 10.80%, respectively.

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	APRIL 30, 2015

Financial Highlights (concluded)	BlackRock LifePath® Active 2055 Fund

	Class K			Class R
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$12.12	$11.44	$10.00	$12.05	$11.40	$10.00

Net investment income[2]	0.19	0.20	0.08	0.15	0.12	0.04
Net realized and unrealized gain	0.26	0.87	1.36	0.26	0.86	1.36

Net increase from investment operations	0.45	1.07	1.44	0.41	0.98	1.40

Distributions from:[3]
Net investment income	(0.20)	(0.27)	—	(0.16)	(0.21)	—
Net realized gain	(0.81)	(0.12)	—	(0.81)	(0.12)	—

Total distributions	(1.01)	(0.39)	—	(0.97)	(0.33)	—

Net asset value, end of period	$11.56	$12.12	$11.44	$11.49	$12.05	$11.40

Total Return[4]
Based on net asset value	3.94%[5]	9.46%	14.40%[5]	3.66%[5]	8.71%	14.00%[5]

Ratios to Average Net Assets
Total expenses[6]	5.61%[7]	6.05%	10.80%[7,8]	6.37%[7]	7.49%	11.84%[7,8]

Total expenses after fees waived and/or reimbursed	0.15%[7]	0.14%	0.14%[7]	0.74%[7]	0.73%	0.73%[7]

Net investment income	3.36%[7]	1.70%	1.16%[7]	2.59%[7]	1.07%	0.57%[7]

Supplemental Data
Net assets, end of period (000)	$2,297	$2,333	$2,203	$159	$38	$28

Portfolio turnover rate	45%	47%	45%	45%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013

Investments in underlying funds	0.56%	0.53%	0.54%

[7]	Annualized.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K and Class R would have been 12.08% and 13.12%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2015	81

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds generally will invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Active Retirement Fund (formerly known as BlackRock LifePath® Active 2015 Portfolio)	LifePath® Active Retirement Fund	Non-diversified
BlackRock LifePath® Active 2020 Fund (formerly known as BlackRock LifePath® Active 2020 Portfolio)	LifePath® Active 2020 Fund	Non-diversified
BlackRock LifePath® Active 2025 Fund (formerly known as BlackRock LifePath® Active 2025 Portfolio)	LifePath® Active 2025 Fund	Non-diversified
BlackRock LifePath® Active 2030 Fund (formerly known as BlackRock LifePath® Active 2030 Portfolio)	LifePath® Active 2030 Fund	Non-diversified
BlackRock LifePath® Active 2035 Fund (formerly known as BlackRock LifePath® Active 2035 Portfolio)	LifePath® Active 2035 Fund	Non-diversified
BlackRock LifePath® Active 2040 Fund (formerly known as BlackRock LifePath® Active 2040 Portfolio)	LifePath® Active 2040 Fund	Non-diversified
BlackRock LifePath® Active 2045 Fund (formerly known as BlackRock LifePath® Active 2045 Portfolio)	LifePath® Active 2025 Fund	Non-diversified
BlackRock LifePath® Active 2050 Fund (formerly known as BlackRock LifePath® Active 2050 Portfolio)	LifePath® Active 2050 Fund	Non-diversified
BlackRock LifePath® Active 2055 Fund (formerly known as BlackRock LifePath® Active 2055 Portfolio)	LifePath® Active 2055 Fund	Non-diversified

As of April 30, 2015, LifePath® Active Retirement Fund’s investment in Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 32% of the Fund’s net assets. The financial statements of Master Total Return Portfolio, including the Schedule of Investments, can be read in conjunction with LifePath® Active Retirement Fund’s financial statements. Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed income securities. Equity Underlying Funds may also include funds that invest in real estate related and other similar securities. Fixed income Underlying Funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Each bears certain expenses and may have a conversion privilege as outlined below. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction

82	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (continued)

between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

The Funds value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. Each Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of a Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, such Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BLACKROCK FUNDS II	APRIL 30, 2015	83

Notes to Financial Statements (continued)

3. Securities and Other Investments:

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, each Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of April 30, 2015, the following tables are a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Counterparty
LifePath® Active Retirement Fund	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Morgan Stanley	$358,833	$(358,833)	—

LifePath® Active 2020 Fund
Morgan Stanley	$595,202	$(595,202)	—

LifePath® Active 2025 Fund
Morgan Stanley	$633,096	$(633,096)	—

LifePath® Active 2030 Fund
Morgan Stanley	$953,922	$(953,922)	—

[1]

Collateral with a value of $371,958, $615,466, $654,237 and $985,563 has been received in connection with securities lending agreements for LifePath® Active Retirement Fund, LifePath® Active 2020 Fund, LifePath® Active 2025 Fund and LifePath® Active 2030 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

84	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (continued)

Counterparty
LifePath® Active 2040 Fund	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Morgan Stanley	$1,057,076	$(1,057,076)	—

LifePath® Active 2045 Fund
Deutsche Bank Securities, Inc.	$ 10,731	$ (10,731)	—
Morgan Stanley	707,435	(707,435)	—

Total	$ 718,166	$ (718,166)	—

LifePath® Active 2050 Fund
Morgan Stanley	$ 709,398	$ (709,398)	—

LifePath® Active 2055 Fund
Deutsche Bank Securities, Inc.	$ 9,229	$ (9,229)	—
Morgan Stanley	136,504	(136,504)	—

Total	$ 145,733	$ (145,733)	—

[1]

Collateral with a value of $1,092,078, $741,960, $732,888 and $150,570 has been received in connection with securities lending agreements for LifePath® Active 2040 Fund, LifePath® Active 2045 Fund, LifePath® Active 2050 Fund and LifePath® Active 2055 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically manage their exposure to certain risks such as equity risk or interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Funds invest in long and/or short positions in financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

BLACKROCK FUNDS II	APRIL 30, 2015	85

Notes to Financial Statements (continued)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2015
		LifePath® Active Retirement Fund		LifePath® Active 2020 Fund		LifePath® Active 2025 Fund		LifePath® Active 2030 Fund		LifePath® Active 2035 Fund
		Value
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts	Net unrealized appreciation (depreciation)[1]	$965	$13,108	—	$19,355	—	$18,109	—	$19,987	—	$15,305
Foreign currency exchange contracts	Net unrealized appreciation (depreciation)[1]	3,191	16,384	$7,977	24,577	$7,977	24,577	$9,572	32,769	$11,167	16,384
Equity contracts	Net unrealized appreciation (depreciation)[1]	38,181	11,337	58,472	14,969	56,721	12,021	68,760	11,347	65,270	14,906

Total		$42,337	$40,829	$66,449	$58,901	$64,698	$54,707	$78,332	$64,103	$76,437	$46,595

Fair Values of Derivative Financial Instruments as of April 30, 2015
		LifePath® Active 2040 Fund		LifePath® Active 2045 Fund		LifePath® Active 2050 Fund		LifePath® Active 2055 Fund
		Value
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts	Net unrealized appreciation (depreciation)[1]	—	$15,931	—	$10,310	—	$10,310	—	—
Foreign currency exchange contracts	Net unrealized appreciation (depreciation)[1]	$9,572	8,192	$6,381	8,192	$6,381	—	$1,595	—
Equity contracts	Net unrealized appreciation (depreciation)[1]	53,975	13,983	39,921	9,141	39,797	11,927	7,286	$1,405

Total		$63,547	$38,106	$46,302	$27,643	$46,178	$22,237	$8,881	$1,405

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2015
	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
	Net Realized Gain (Loss) from					Net Change in Unrealized Appreciation (Depreciation) on
Interest rate contracts:
Financial futures contracts	$10,193	$(24,695)	$(37,151)	$(60,658)	$(55,959)	$(26,270)	$(29,288)	$(22,997)	$(19,540)	$(12,305)
Foreign currency exchange contracts:
Financial futures contracts	96,024	160,115	115,778	163,312	82,006	(13,193)	(16,600)	(16,600)	(23,197)	(5,217)
Equity contracts:
Financial futures contracts	293,314	595,348	637,813	711,260	496,979	(95,164)	(199,103)	(202,656)	(189,539)	(135,101)

Total	$399,531	$730,768	$716,440	$813,914	$523,026	$(134,627)	$(244,991)	$(242,253)	$(232,276)	$(152,623)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2015
	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
	Net Realized Gain (Loss) from				Net Change in Unrealized Appreciation (Depreciation) on
Interest rate contracts:
Financial futures contracts	$(64,450)	$(48,185)	$(48,373)	—	$(10,496)	$(4,803)	$(4,615)	—
Foreign currency exchange contracts:
Financial futures contracts	93,531	62,186	38,681	$16,039	1,380	(1,811)	6,381	$1,595
Equity contracts:
Financial futures contracts	541,014	351,848	342,169	67,320	(146,870)	(90,387)	(90,212)	(17,714)

Total	$570,095	$365,849	$332,477	$83,359	$(155,986)	$(97,001)	$(88,446)	$(16,119)

86	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (continued)

For the six months ended April 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Financial futures contracts:
Average notional value of contracts - long	$2,860,186	$4,635,364	$4,063,703	$5,116,419	$4,116,442	$4,097,693	$2,724,030	$2,551,183	$501,915
Average notional value of contracts - short	$2,098,602	$3,556,200	$3,491,799	$4,551,761	$3,515,958	$3,775,396	$2,632,743	$2,491,730	$70,600

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instrument, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager does not receive any management fees from the Funds for its investment advisory services.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For

BLACKROCK FUNDS II	APRIL 30, 2015	87

Notes to Financial Statements (continued)

the six months ended April 30, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$11	$112	$ 3	$17	$143
LifePath® Active 2020 Fund	$13	$195	$ 3	$22	$233
LifePath® Active 2025 Fund	$ 4	$258	$ 1	$17	$280
LifePath® Active 2030 Fund	$12	$249	$ 7	$22	$290
LifePath® Active 2035 Fund	$ 5	$205	$ 1	$27	$238
LifePath® Active 2040 Fund	$ 6	$272	$ 4	$25	$307
LifePath® Active 2045 Fund	$15	$228	$11	$23	$277
LifePath® Active 2050 Fund	$12	$172	$ 3	$19	$206
LifePath® Active 2055 Fund	$ 5	$ 62	$ 7	$ 8	$ 82

Effective January 1, 2015, the Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

Prior to January 1, 2015, BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates. In addition, each of the share classes is charged an administration fee, which is shown as administration – class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee – Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the six months ended April 30, 2015, the Funds paid the following to the Manager in return for these services, which are included in administration and administration – class specific in the Statements of Operations:

LifePath® Active Retirement Fund	$2,580
LifePath® Active 2020 Fund	$3,807
LifePath® Active 2025 Fund	$3,318
LifePath® Active 2030 Fund	$3,298
LifePath® Active 2035 Fund	$2,313
LifePath® Active 2040 Fund	$2,382
LifePath® Active 2045 Fund	$1,469
LifePath® Active 2050 Fund	$1,404
LifePath® Active 2055 Fund	$282

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. This agreement will automatically renew on March 1 of each year for an additional year until March 1, 2025, unless terminated earlier by the Board, including a majority of the independent Trustees.

88	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (continued)

In addition, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2016 unless approved by the Board, including a majority of the independent Trustees. The contractual waiver or reimbursement excludes expenses allocated from the Master Portfolios in which the Funds invest. Such expenses include, but are not limited to, investment advisory fees charged to the Master Portfolios.

These amounts waived or reimbursed are included in administration fees waived, and shown as administration fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations. For the six months ended April 30, 2015, the amounts shown as administration fees waived were as follows:

LifePath® Active Retirement Fund	$6,369
LifePath® Active 2020 Fund	$9,324
LifePath® Active 2025 Fund	$8,173
LifePath® Active 2030 Fund	$8,119
LifePath® Active 2035 Fund	$5,692
LifePath® Active 2040 Fund	$5,847
LifePath® Active 2045 Fund	$3,616
LifePath® Active 2050 Fund	$3,447
LifePath® Active 2055 Fund	$694

Class specific waivers or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$9	$1,751	$74	$716	$2,550
LifePath® Active 2020 Fund	$9	$2,468	$153	$1,178	$3,808
LifePath® Active 2025 Fund	$3	$1,865	$116	$1,312	$3,296
LifePath® Active 2030 Fund	$10	$2,123	$150	$1,014	$3,297
LifePath® Active 2035 Fund	$11	$1,341	$119	$842	$2,313
LifePath® Active 2040 Fund	$12	$1,467	$107	$797	$2,383
LifePath® Active 2045 Fund	$8	$715	$63	$665	$1,451
LifePath® Active 2050 Fund	$19	$698	$60	$627	$1,404
LifePath® Active 2055 Fund	$3	$25	$243	$4	$275

Transfer Agent Fees Waived
LifePath® Active Retirement Fund	$9	$112	$3	$17	$141
LifePath® Active 2020 Fund	$13	$195	$3	$22	$233
LifePath® Active 2025 Fund	$—	$258	$1	$17	$276
LifePath® Active 2030 Fund	$12	$249	$7	$22	$290
LifePath® Active 2035 Fund	$4	$205	$1	$27	$237
LifePath® Active 2040 Fund	$6	$272	$4	$25	$307
LifePath® Active 2045 Fund	$15	$228	$11	$22	$276
LifePath® Active 2050 Fund	$12	$171	$3	$19	$205
LifePath® Active 2055 Fund	$5	$62	$6	$4	$77

Transfer Agent Fees Reimbursed
LifePath® Active Retirement Fund	$60	$5,218	$92	$2,894	$8,264
LifePath® Active 2020 Fund	$101	$2,787	$69	$1,699	$4,656
LifePath® Active 2025 Fund	$26	$4,800	$91	$4,294	$9,211
LifePath® Active 2030 Fund	$73	$2,956	$137	$2,759	$5,925
LifePath® Active 2035 Fund	$70	$4,622	$95	$3,164	$7,951
LifePath® Active 2040 Fund	$85	$4,718	$123	$4,176	$9,102
LifePath® Active 2045 Fund	$78	$5,637	$142	$2,378	$8,235
LifePath® Active 2050 Fund	$99	$9,224	$124	$4,275	$13,722
LifePath® Active 2055 Fund	$13	$265	$16	$54	$348

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to

BLACKROCK FUNDS II	APRIL 30, 2015	89

Notes to Financial Statements (continued)

the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2015	2016	2017
LifePath® Active Retirement Fund
Fund Level	$179,326	$170,691	$93,901
Institutional	$198	$205	$78
Investor A	$6,689	$12,033	$7,081
Class K	$461	$381	$169
Class R	$8,647	$6,058	$3,627
LifePath® Active 2020 Fund
Fund Level	$187,885	$193,753	$94,427
Institutional	$200	$151	$123
Investor A	$8,866	$14,468	$5,450
Class K	$642	$532	$225
Class R	$5,595	$4,977	$2,899
LifePath® Active 2025 Fund
Fund Level	$177,359	$192,682	$91,620
Institutional	$169	$24	$29
Investor A	$6,599	$12,094	$6,923
Class K	$520	$428	$208
Class R	$6,123	$7,545	$5,623
LifePath® Active 2030 Fund
Fund Level	$181,936	$188,232	$90,822
Institutional	$224	$204	$95
Investor A	$6,975	$11,068	$5,328
Class K	$725	$621	$294
Class R	$8,453	$5,984	$3,795
LifePath® Active 2035 Fund
Fund Level	$153,364	$155,483	$79,596
Institutional	$172	$140	$85
Investor A	$7,805	$10,029	$6,168
Class K	$524	$476	$215
Class R	$6,270	$6,293	$4,033
LifePath® Active 2040 Fund
Fund Level	$165,043	$160,545	$80,518
Institutional	$247	$228	$103
Investor A	$10,923	$14,913	$6,457
Class K	$618	$486	$234
Class R	$10,467	$8,964	$4,998
LifePath® Active 2045 Fund
Fund Level	$141,552	$145,072	$74,129
Institutional	$240	$243	$101
Investor A	$8,649	$11,260	$6,580
Class K	$661	$529	$216
Class R	$7,112	$6,065	$3,065
LifePath® Active 2050 Fund
Fund Level	$139,017	$142,660	$73,467
Institutional	$224	$250	$130
Investor A	$11,995	$17,110	$10,093
Class K	$481	$432	$187
Class R	$10,939	$8,749	$4,921
LifePath® Active 2055 Fund
Fund Level	$114,759	$145,526	$70,492
Institutional	$55	$91	$21
Investor A	$108	$636	$352
Class K	$442	$601	$265
Class R	$84	$290	$62

90	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (continued)

For the six months ended April 30, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Active Retirement Fund	$457
LifePath® Active 2020 Fund	$543
LifePath® Active 2025 Fund	$420
LifePath® Active 2030 Fund	$257
LifePath® Active 2035 Fund	$778
LifePath® Active 2040 Fund	$308
LifePath® Active 2045 Fund	$124
LifePath® Active 2050 Fund	$1,040
LifePath® Active 2055 Fund	$55

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2015, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

For the period February 1, 2014 through December 31, 2014, each Fund retained 75% (80% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income, and this amount retained could never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending – affiliated - net in the Statements of Operations. For the six months ended April 30, 2015, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Active Retirement Fund	$940
LifePath® Active 2020 Fund	$1,233
LifePath® Active 2025 Fund	$1,141
LifePath® Active 2030 Fund	$1,522
LifePath® Active 2035 Fund	$783
LifePath® Active 2040 Fund	$1,008
LifePath® Active 2045 Fund	$1,045
LifePath® Active 2050 Fund	$1,002
LifePath® Active 2055 Fund	$219

The Funds recorded a payment from an affiliate to compensate for foregone securities lending revenue, which is shown as other income – affiliated in the Statements of Operations.

BLACKROCK FUNDS II	APRIL 30, 2015	91

Notes to Financial Statements (continued)

During the six months ended April 30, 2015, the following Funds received a reimbursement from an affiliate which are included in dividends — affiliated in the Statements of Operations, as a result of investments in certain underlying funds as follows:

LifePath® Active Retirement Fund	$324
LifePath® Active 2020 Fund	$430
LifePath® Active 2025 Fund	$317
LifePath® Active 2030 Fund	$517
LifePath® Active 2035 Fund	$315
LifePath® Active 2040 Fund	$346
LifePath® Active 2045 Fund	$150
LifePath® Active 2050 Fund	$122

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, for the six months ended April 30, 2015, were as follows:

	Purchases	Sales
LifePath® Active Retirement Fund	$5,217,124	$7,058,690
LifePath® Active 2020 Fund	$8,958,396	$9,660,680
LifePath® Active 2025 Fund	$10,107,268	$11,014,137
LifePath® Active 2030 Fund	$11,524,438	$12,166,916
LifePath® Active 2035 Fund	$12,034,486	$9,990,729
LifePath® Active 2040 Fund	$13,368,473	$10,443,199
LifePath® Active 2045 Fund	$7,955,339	$6,307,729
LifePath® Active 2050 Fund	$8,060,286	$5,479,471
LifePath® Active 2055 Fund	$1,369,952	$1,011,599

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended October 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Tax cost	$23,522,298	$35,960,736	$30,786,900	$29,761,183	$21,585,840

Gross unrealized appreciation	$2,728,013	$3,896,609	$3,552,548	$3,307,201	$1,951,659
Gross unrealized depreciation	(1,928,539)	(2,497,785)	(1,853,554)	(1,436,585)	(629,218)

Net unrealized appreciation	$799,474	$1,398,824	$1,698,994	$1,870,616	$1,322,441

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Tax cost	$23,387,070	$14,001,883	$14,008,855	$2,735,839

Gross unrealized appreciation	$1,997,240	$1,228,015	$1,200,449	$214,323
Gross unrealized depreciation	(542,451)	(350,116)	(335,534)	(46,839)

Net unrealized appreciation	$1,454,789	$877,899	$864,915	$167,484

92	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (continued)

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Funds, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2015, the Funds did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

BLACKROCK FUNDS II	APRIL 30, 2015	93

Notes to Financial Statements (continued)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
BlackRock LifePath® Active Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	71,882	$763,695	5,866	$66,005
Shares issued in reinvestment of distributions	565	5,881	156	1,684
Shares redeemed	(34,310)	(367,579)	—	—

Net increase	38,137	$401,997	6,022	$67,689

Investor A
Shares sold	118,680	$1,257,537	787,395	$8,698,557
Shares issued in reinvestment of distributions	136,573	1,412,170	97,795	1,047,383
Shares redeemed	(351,906)	(3,712,811)	(674,361)	(7,474,994)

Net increase (decrease)	( 96,653	$(1,043,104)	210,829	$2,270,946

Class K
Shares sold	16,546	$173,947	10,711	$119,407
Shares issued in reinvestment of distributions	4,782	49,775	2,983	32,154
Shares redeemed	(3,031)	(32,226)	(5,704)	(64,321)

Net increase	18,297	$191,496	7,990	$87,240

Class R
Shares sold	159,008	$1,702,157	582,679	$6,472,144
Shares issued in reinvestment of distributions	52,400	542,344	37,417	401,485
Shares redeemed	(83,381)	(893,909)	(599,761)	(6,600,902)

Net increase	128,027	$1,350,592	20,335	$272,727

Total Net Increase	87,808	$900,981	245,176	$2,698,602

BlackRock LifePath® Active 2020 Fund
Institutional
Shares sold	—	—	12,302	$133,605
Shares issued in reinvestment of distributions	166	$1,754	458	4,908
Shares redeemed	(8,609)	(97,266)	(6,009)	(65,631)

Net increase (decrease)	(8,443)	$(95,512)	6,751	$72,882

Investor A
Shares sold	303,744	$3,255,923	1,248,651	$13,711,085
Shares issued in reinvestment of distributions	146,540	1,532,806	125,034	1,332,861
Shares redeemed	(247,851)	(2,666,805)	(869,351)	(9,549,496)

Net increase	202,433	$2,121,924	504,334	$5,494,450

Class K
Shares sold	15,199	$160,395	41,874	$467,937
Shares issued in reinvestment of distributions	6,709	70,651	4,518	48,436
Shares redeemed	(8,230)	(90,315)	(4,657)	(51,408)

Net increase	13,678	$140,731	41,735	$464,965

94	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
LifePath Active 2020 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	343,511	$3,696,944	672,215	$7,316,313
Shares issued in reinvestment of distributions	71,839	745,688	67,806	718,071
Shares redeemed	(184,080)	(1,966,388)	(669,339)	(7,316,524)

Net increase	231,270	$2,476,244	70,682	$717,860

Total Net Increase	438,938	$4,643,387	623,502	$6,750,157

BlackRock LifePath® Active 2025 Fund
Institutional
Shares sold	—	—	33,782	$382,627
Shares issued in reinvestment of distributions	2,118	$22,622	1,946	21,237
Shares redeemed	(36,869)	(410,024)	(419)	(4,612)

Net increase (decrease)	(34,751)	$(387,402)	35,309	$399,252

Investor A
Shares sold	206,094	$2,236,016	930,747	$10,426,685
Shares issued in reinvestment of distributions	124,885	1,327,532	85,249	926,656
Shares redeemed	(175,119)	(1,882,203)	(1,122,255)	(12,518,235)

Net increase (decrease)	155,860	$1,681,345	(106,259)	$(1,164,894)

Class K
Shares sold	122,797	$1,294,667	14,911	$167,759
Shares issued in reinvestment of distributions	3,791	40,565	1,971	21,540
Shares redeemed	(15,449)	(164,084)	(9,844)	(111,510)

Net increase	111,139	$1,171,148	7,038	$77,789

Class R
Shares sold	192,298	$2,072,487	819,804	$9,187,363
Shares issued in reinvestment of distributions	93,278	985,967	40,695	440,320
Shares redeemed	(306,341)	(3,299,191)	(481,250)	(5,363,350)

Net increase (decrease)	(20,765)	$(240,737)	379,249	$4,264,333

Total Net Increase	211,483	$2,224,354	315,337	$3,576,480

BlackRock LifePath® Active 2030 Fund
Institutional
Shares sold	550	$5,817	8,457	$91,635
Shares issued in reinvestment of distributions	652	6,701	378	3,983
Shares redeemed	(3,452)	(35,416)	(2,355)	(25,087)

Net increase (decrease)	(2,250)	$(22,898)	6,480	$70,531

Investor A
Shares sold	214,065	$2,243,993	748,043	$8,016,254
Shares issued in reinvestment of distributions	145,497	1,484,070	130,422	1,362,913
Shares redeemed	(360,168)	(3,765,527)	(591,166)	(6,333,791)

Net increase (decrease)	(606)	$(37,464)	287,299	$3,045,376

BLACKROCK FUNDS II	APRIL 30, 2015	95

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
BlackRock LifePath® Active 2030 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	88,386	$898,124	16,340	$177,198
Shares issued in reinvestment of distributions	7,065	72,629	5,757	60,619
Shares redeemed	(20,548)	(224,986)	(9,830)	(107,264)

Net increase	74,903	$745,767	12,267	$130,553

Class R
Shares sold	139,057	$1,436,345	449,022	$4,784,062
Shares issued in reinvestment of distributions	68,054	691,433	61,338	639,143
Shares redeemed	(176,138)	(1,850,457)	(323,255)	(3,481,247)

Net increase	30,973	$277,321	187,105	$1,941,958

Total Net Increase	103,020	$962,726	493,151	$5,188,418

BlackRock LifePath Active® 2035 Fund
Institutional
Shares sold	80	$862	6,430	$72,495
Shares issued in reinvestment of distributions	73	780	14	149
Shares redeemed	(11)	(116)	(1)	(8)

Net increase	142	$1,526	6,443	$72,636

Investor A
Shares sold	214,612	$2,309,074	793,855	$8,701,419
Shares issued in reinvestment of distributions	67,363	715,396	64,360	686,079
Shares redeemed	(115,382)	(1,234,642)	(530,035)	(5,818,101)

Net increase	166,593	$1,789,828	328,180	$3,569,397

Class K
Shares sold	47,885	$497,571	20,364	$226,683
Shares issued in reinvestment of distributions	4,155	44,459	4,836	51,893
Shares redeemed	(6,352)	(69,027)	(10,593)	(116,448)

Net increase	45,688	$473,003	14,607	$162,128

Class R
Shares sold	151,869	$1,629,235	577,695	$6,342,702
Shares issued in reinvestment of distributions	45,838	483,589	37,713	399,760
Shares redeemed	(182,711)	(1,938,180)	(317,337)	(3,495,122)

Net increase	14,996	$174,644	298,071	$3,247,340

Total Net Increase	227,419	$2,439,001	647,301	$7,051,501

BlackRock LifePath® Active 2040 Fund
Institutional
Shares sold	223	$2,400	2,315	$26,293
Shares issued in reinvestment of distributions	581	6,181	423	4,638
Shares redeemed	(1,214)	(14,038)	(23)	(252)

Net increase (decrease)	(410)	$(5,457)	2,715	$30,679

96	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
BlackRock LifePath® Active 2040 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	242,368	$2,614,536	394,315	$4,384,312
Shares issued in reinvestment of distributions	108,548	1,143,019	80,098	871,467
Shares redeemed	(122,575)	(1,324,560)	(357,131)	(3,955,040)

Net increase	228,341	$2,432,995	117,282	$1,300,739

Class K
Shares sold	43,742	$455,278	42,785	$481,704
Shares issued in reinvestment of distributions	5,596	59,481	1,849	20,278
Shares redeemed	(18,243)	(193,494)	(11,920)	(133,589)

Net increase	31,095	$321,265	32,714	$368,393

Class R
Shares sold	113,347	$1,216,935	364,295	$4,054,109
Shares issued in reinvestment of distributions	60,900	640,063	38,380	416,809
Shares redeemed	(100,160)	(1,077,534)	(266,928)	(2,973,124)

Net increase	74,087	$779,464	135,747	$1,497,794

Total Net Increase	333,113	$3,528,267	288,458	$3,197,605

BlackRock LifePath® Active 2045 Fund
Institutional
Shares sold	310	$3,646	339	$4,054
Shares issued in reinvestment of distributions	258	2,993	267	3,123
Shares redeemed	(422)	(4,811)	(747)	(8,859)

Net increase (decrease)	146	$1,828	(141)	$(1,682)

Investor A
Shares sold	89,738	$1,046,771	504,252	$6,004,261
Shares issued in reinvestment of distributions	38,280	437,157	29,325	339,582
Shares redeemed	(56,033)	(642,655)	(416,376)	(4,946,427)

Net increase	71,985	$841,273	117,201	$1,397,416

Class K
Shares sold	11,875	$138,518	22,673	$274,130
Shares issued in reinvestment of distributions	2,957	34,247	1,971	23,119
Shares redeemed	(14,312)	(165,349)	(9,870)	(117,946)

Net increase	520	$7,416	14,774	$179,303

Class R
Shares sold	111,245	$1,281,704	443,040	$5,224,020
Shares issued in reinvestment of distributions	37,036	419,989	20,497	236,139
Shares redeemed	(137,963)	(1,600,569)	(208,785)	(2,448,638)

Net increase	10,318	$101,124	254,752	$3,011,521

Total Net Increase	82,969	$951,641	386,586	$4,586,558

BLACKROCK FUNDS II	APRIL 30, 2015	97

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
BlackRock LifePath® Active 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	501	$5,352	3,214	$35,942
Shares issued in reinvestment of distributions	904	9,698	637	6,888
Shares redeemed	(2,733)	(29,644)	(193)	(2,152)

Net increase (decrease)	(1,328)	$(14,594)	3,658	$40,678

Investor A
Shares sold	197,247	$2,118,115	510,833	$5,617,553
Shares issued in reinvestment of distributions	36,735	389,757	25,878	277,151
Shares redeemed	(90,609)	(968,051)	(367,633)	(4,041,135)

Net increase	143,373	$1,539,821	169,078	$1,853,569

[1] Commencement of Operations

Class K
Shares sold	17,006	$184,315	19,412	$214,251
Shares issued in reinvestment of distributions	3,167	33,955	1,905	20,598
Shares redeemed	(18,076)	(193,718)	(3,647)	(40,589)

Net increase	2,097	$24,552	17,670	$194,260

Class R
Shares sold	141,233	$1,513,323	430,448	$4,715,000
Shares issued in reinvestment of distributions	34,099	360,431	16,128	172,411
Shares redeemed	(139,681)	(1,508,185)	(164,709)	(1,803,727)

Net increase	35,651	$365,569	281,867	$3,083,684

Total Net Increase	179,793	$1,915,348	472,273	$5,172,191

BlackRock LifePath® Active 2055 Fund
Investor A
Shares sold	6,275	$71,732	12,148	$140,748
Shares issued in reinvestment of distributions	1,340	15,037	215	2,475
Shares redeemed	(367)	(4,282)	(2,857)	(33,509)

Net increase	7,248	$82,487	9,506	$109,714

Class K
Shares sold	6,339	$71,097	—	—
Shares redeemed	(91)	(1,032)	—	—

Net increase	6,248	$70,065	—	—

Class R
Shares sold	11,801	$135,337	1,873	$22,295
Shares issued in reinvestment of distributions	361	4,050	—	—
Shares redeemed	(1,504)	(16,938)	(1,181)	(14,332)

Net increase	10,658	$122,449	692	$7,963

Total Net Increase	24,154	$275,001	10,198	$117,677

98	BLACKROCK FUNDS II	APRIL 30, 2015

Notes to Financial Statements (concluded)

At April 30, 2015, shares owned by affiliates were as follows:

Shares	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	—	2,500
Class K									192,500
Class R	—	—	—	—	—	—	—	—	2,500

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	APRIL 30, 2015	99

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Valerie G. Brown, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2014, Paul L. Audet and Laurence D. Fink resigned as Trustees of the Trust. Effective January 1, 2015, Robert Fairbairn and John M. Perlowski were appointed to serve as Trustees of the Trust.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

Effective as of the close of business on May 13, 2015, Valerie G. Brown and Donald C. Opatrny were appointed to serve as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

100	BLACKROCK FUNDS II	APRIL 30, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	APRIL 30, 2015	101

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

102	BLACKROCK FUNDS II	APRIL 30, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by that Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-4/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 1, 2015

3